UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09013

Eaton Vance Senior Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for services)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

Semiannual Report December 31, 2007

EATON VANCE
SENIOR
INCOME
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Senior Income Trust as of December 31, 2007

INVESTMENT UPDATE

Scott H. Page, CFA

Co-Portfolio Manager

John Redding

Co-Portfolio Manager

Economic and Market Conditions

•        The loan market underwent an unprecedented price dislocation in the second half of 2007, during which loan prices fell, on average, approximately 4-5%. The decline began as a reaction to the unrelated but growing subprime problem. The decline was further compounded by technical pressures, as significant new loan supply faced weakening demand from loan investors, who pulled back in the face of falling prices. As the subprime problems widened, their impact on the economy became a growing concern and added further pressure on the bank loan market.

•        Importantly, the fundamentals of the asset class remain sound. According to Standard & Poor’s Leveraged Commentary and Data, the lagging 12-month default rate remained at a historical low of 0.24%, by principal, at December 31, 2007. Further, in the second half of 2007, public filers in the S&P/LSTA Leveraged Loan Index continued to perform well. Credit losses for the year were minimal. Many loan market participants believe that credit defaults may revert, over time, to the mean of approximately 3%, which, management believes, is consistent with the historical performance of this asset class.

Management Discussion

•        The Trust is a closed-end fund and trades on the New York Stock Exchange under the symbol “EVF.” The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital, by investing primarily in senior loans. The Trust also employs leverage through the issuance of preferred shares and participation in a commercial paper program.

•        The Trust’s investments included senior loans to 462 borrowers spanning 39 industries at December 31, 2007, with an average loan size of 0.19% of total investments, and no industry constituting more than 8% of total investments. Health care, business equipment and services, chemicals and plastics, cable and satellite television, and publishing were the largest industry weightings. The Trust is diversified in terms of industry, market and geography – a strategy management believes may help the Trust weather an economic downturn.

•        The Trust had a less than 1% exposure to home builders. Home builders have struggled in the recent economic climate; however, management believes that these loans may benefit from the security and collateral that back these exposures. The Trust did not have any direct exposure to subprime or prime mortgage lenders during the six-month period ended December 31, 2007.

•        The Trust’s net asset value per share reflected the market correction, declining in July and August, before temporarily rebounding slightly in September and October. The Trust’s net asset value fell again toward year-end, as the dimensions of the credit crisis widened.

•        At December 31, 2007, the Trust had leverage in the amount of approximately 44.1% of the Trust’s total assets. The Trust employs leverage though the issuance of Auction Preferred Shares (APS) and a commercial paper program.(3) Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the

Eaton Vance Senior Income Trust

Total Return Performance 6/30/07 – 12/31/07

NYSE Symbol	EVF
At Market(1)	-13.44%
At Net Asset Value(1)	-5.40
S&P/LSTA Leveraged Loan Index(2)	-1.36%

(1)	Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares and its participation in a commercial paper program.

(2)

It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage, such as the issuance of Auction Preferred Shares and participation in a commercial paper program.

(3)	In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV.  Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.  For performance as of the most recent month end, please refer to www.eatonvance.com.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Trust’s leverage may be offset by increased/decreased income from the Trust’s senior loan investments.(1)

(1)

If the APS are unable to be remarketed on the remarketing date, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time when the APS are successfully remarketed.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be rerpesentative of the Trust’s current or future investments and may change due to active management.

Portfolio Composition

Top Ten Holdings(2)

By total investments

SunGard Data Systems, Inc.	1.3%
Charter Communications Operating, Inc.	1.1
Georgia-Pacific Corp.	0.9
Idearc, Inc.	0.8
Community Health Systems, Inc.	0.8
Metro-Goldwyn-Mayer Holdings	0.8
Univision Communications, Inc.	0.7
WMG Acquisition Corp.	0.7
Nielsen Finance LLC	0.7
HCA, Inc.	0.7

(2) Reflects the Trust’s investments as of 12/31/07. Holdings are shown as a percentage of the Trust’s total investments.

Top Five Industries(3)

By total investments

Health Care	7.7%
Business Equip. and Services	6.5
Chemicals and Plastics	5.5
Cable and Satellite Television	5.2
Publishing	4.9

(3)   Reflects the Trust’s investments as of 12/31/07. Industries are shown as a percentage of the Trust’s total investments.

Credit Quality Ratings for Total Loan Investments(4)

By total loan investments

Baa	1.6%
Ba	53.6
B	30.2
Caa	3.3
Non-Rated(5)	11.3

(4)	Credit Quality ratings are those provided by Moody’s Investors Service, Inc., a nationally recognized bond rating service. As a percentage of the Trust’s total loan investments as of 12/31/07.

(5)

Certain loans in which the Trust invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

Eaton Vance Senior Income Trust as of December 31, 2007

FUND PERFORMANCE

Trust Performance(1)

New York Stock Exchange Symbol	EVF
Average Annual Total Return (by share price, NYSE)
Six Months	-13.44%
One Year	-7.34
Five Years	4.85
Life of Trust (10/30/98)	3.68

Average Annual Total Return (at net asset value)
Six Months	-5.40%
One Year	-1.25
Five Years	6.33
Life of Trust (10/30/98)	4.99

(1)  Performance results reflect the effect of leverage resulting from the Trust issuance of Auction Preferred Shares and its participation in a commercial paper program. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV.  Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.  For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior Floating-Rate Interests — 155.8%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 2.9%
	ACTS Aero Technical Support & Service, Inc.
	375,547	Term Loan, 8.47%, Maturing October 5, 2014	$358,647
	Colt Defense, LLC
	497,500	Term Loan, 8.10%, Maturing July 9, 2014	494,391
	DAE Aviation Holdings, Inc.
	259,259	Term Loan, 7.80%, Maturing July 31, 2009	259,097
	292,785	Term Loan, 8.74%, Maturing July 31, 2014	291,732
	221,667	Term Loan, 8.75%, Maturing July 31, 2014	220,870
	Evergreen International Aviation
	952,349	Term Loan, 8.38%, Maturing October 31, 2011	919,017
	Hawker Beechcraft Acquisition
	91,667	Term Loan, 6.83%, Maturing March 26, 2014	87,427
	1,075,208	Term Loan, 6.83%, Maturing March 26, 2014	1,025,480
	Hexcel Corp.
	252,581	Term Loan, 6.51%, Maturing March 1, 2012	248,792
	IAP Worldwide Services, Inc.
	514,500	Term Loan, 11.13%, Maturing December 30, 2012	464,079
	Spirit AeroSystems, Inc.
	626,086	Term Loan, 6.90%, Maturing December 31, 2011	620,608
	TransDigm, Inc.
	1,375,000	Term Loan, 6.86%, Maturing June 23, 2013	1,346,426
	Vought Aircraft Industries, Inc.
	1,102,953	Term Loan, 7.34%, Maturing December 17, 2011	1,084,570
	Wesco Aircraft Hardware Corp.
	972,500	Term Loan, 7.08%, Maturing September 29, 2013	959,128
			$8,380,264
	Air Transport — 1.2%
	Airport Development and Investment, Ltd.
GBP	986,070	Term Loan, 10.28%, Maturing April 7, 2011	$1,863,010
	Delta Air Lines, Inc.
	646,750	Term Loan, 8.08%, Maturing April 30, 2014	618,108
	Northwest Airlines, Inc.
	1,138,500	DIP Loan, 6.97%, Maturing August 21, 2008	1,077,542
			$3,558,660
	Automotive — 6.0%
	Accuride Corp.
	862,448	Term Loan, 8.50%, Maturing January 31, 2012	$845,199
	Adesa, Inc.
	2,213,875	Term Loan, 7.08%, Maturing October 18, 2013	2,083,414

	Principal Amount*	Borrower/Tranche Description	Value
	Automotive (continued)
	Affina Group, Inc.
	284,032	Term Loan, 7.96%, Maturing November 30, 2011	$275,511
	Allison Transmission, Inc.
	1,600,000	Term Loan, 7.96%, Maturing September 30, 2014	1,497,714
	AxleTech International Holding, Inc.
	925,000	Term Loan, 11.73%, Maturing April 21, 2013	908,812
	CSA Acquisition Corp.
	178,999	Term Loan, 7.38%, Maturing December 23, 2011	173,928
	447,359	Term Loan, 7.38%, Maturing December 23, 2011	434,684
	Dana Corp.
	1,275,000	Term Loan, 7.36%, Maturing March 30, 2008	1,271,129
	Dayco Products, LLC
	949,862	Term Loan, 9.53%, Maturing June 21, 2011	903,854
	Federal-Mogul Corp.
	1,220,814	Term Loan, 8.10%, Maturing June 27, 2014(2)	1,220,814
	279,186	Term Loan, (PIK), 10.00%, Maturing December 27, 2018(2)	279,186
	Ford Motor Co.
	940,500	Term Loan, 8.00%, Maturing December 15, 2013	872,634
	General Motors Corp.
	1,266,681	Term Loan, 7.62%, Maturing November 29, 2013	1,186,453
	Goodyear Tire & Rubber Co.
	1,300,000	Term Loan, 6.43%, Maturing April 30, 2010	1,223,219
	HLI Operating Co., Inc.
EUR	21,818	Term Loan, 7.19%, Maturing May 30, 2014	31,102
EUR	376,291	Term Loan, 7.62%, Maturing May 30, 2014	530,901
	Keystone Automotive Operations, Inc.
	470,250	Term Loan, 8.55%, Maturing January 12, 2012	429,495
	LKQ Corp.
	525,000	Term Loan, 7.46%, Maturing October 12, 2014	523,687
	The Hertz Corp.
	216,667	Term Loan, 4.91%, Maturing December 21, 2012	212,542
	1,201,245	Term Loan, 6.89%, Maturing December 21, 2012	1,178,376
	TriMas Corp.
	126,563	Term Loan, 6.79%, Maturing August 2, 2011	124,506
	541,582	Term Loan, 7.23%, Maturing August 2, 2013	532,781
	United Components, Inc.
	621,212	Term Loan, 6.91%, Maturing June 30, 2010	599,470
			$17,339,411
	Beverage and Tobacco — 0.9%
	Constellation Brands, Inc.
	720,000	Term Loan, 6.60%, Maturing June 5, 2013	$702,750
	Culligan International Co.
EUR	500,000	Term Loan, 9.57%, Maturing May 31, 2013	511,717
	497,497	Term Loan, 7.09%, Maturing November 24, 2014	418,519

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Beverage and Tobacco (continued)
Southern Wine & Spirits of America, Inc.
1,083,396	Term Loan, 6.34%, Maturing May 31, 2012	$1,082,042
		$2,715,028
Brokers, Dealers and Investment Houses — 0.4%
AmeriTrade Holding Corp.
1,025,427	Term Loan, 6.35%, Maturing December 31, 2012	$1,000,723
		$1,000,723
Building and Development — 6.3%
AIMCO Properties, L.P.
2,050,000	Term Loan, 6.37%, Maturing March 23, 2011	$2,008,360
Beacon Sales Acquisition, Inc.
370,312	Term Loan, 7.21%, Maturing September 30, 2013	336,984
Brickman Group Holdings, Inc.
794,000	Term Loan, 7.14%, Maturing January 23, 2014	754,300
Building Materials Corp. of America
742,528	Term Loan, 7.94%, Maturing February 22, 2014	628,497
Capital Automotive (REIT)
674,441	Term Loan, 6.98%, Maturing December 16, 2010	661,029
Epco/Fantome, LLC
759,000	Term Loan, 7.59%, Maturing November 23, 2010	755,205
Hovstone Holdings, LLC
425,750	Term Loan, 6.63%, Maturing February 28, 2009	361,887
LNR Property Corp.
1,500,000	Term Loan, 7.63%, Maturing July 3, 2011	1,435,312
Metroflag BP, LLC
300,000	Term Loan, 14.03%, Maturing July 1, 2008	270,000
Mueller Water Products, Inc.
704,502	Term Loan, 6.73%, Maturing May 24, 2014	668,103
Nortek, Inc.
919,125	Term Loan, 7.10%, Maturing August 27, 2011	857,084
November 2005 Land Investors
153,253	Term Loan, 7.60%, Maturing May 9, 2011	129,499
Panolam Industries Holdings, Inc.
670,821	Term Loan, 7.59%, Maturing September 30, 2012	637,280
PLY GEM Industries, Inc.
980,668	Term Loan, 7.58%, Maturing August 15, 2011	897,802
30,674	Term Loan, 7.58%, Maturing August 15, 2011	28,082
Realogy Corp.
474,887	Term Loan, 7.91%, Maturing September 1, 2014	416,845
1,763,863	Term Loan, 8.24%, Maturing September 1, 2014	1,548,280
South Edge, LLC
421,875	Term Loan, 6.88%, Maturing October 31, 2009	379,687

	Principal Amount*	Borrower/Tranche Description	Value
	Building and Development (continued)
	Stile Acquisition Corp.
	560,823	Term Loan, 7.03%, Maturing April 6, 2013	$511,985
	Stile U.S. Acquisition Corp.
	561,781	Term Loan, 7.03%, Maturing April 6, 2013	512,859
	Tousa/Kolter, LLC
	695,600	Term Loan, 8.25%, Maturing January 7, 2008(2)	617,832
	TRU 2005 RE Holding Co.
	2,200,000	Term Loan, 8.23%, Maturing December 9, 2008	2,125,521
	United Subcontractors, Inc.
	450,000	Term Loan, 12.21%, Maturing June 27, 2013(2)	322,470
	Wintergames Acquisition ULC
	1,489,825	Term Loan, 4.40%, Maturing April 24, 2008	1,478,652
			$18,343,555
	Business Equipment and Services — 10.9%
	ACCO Brands Corp.
	263,375	Term Loan, 6.79%, Maturing August 17, 2012	$254,157
	Activant Solutions, Inc.
	372,359	Term Loan, 6.95%, Maturing May 1, 2013	349,552
	Acxiom Corp.
	696,667	Term Loan, 6.63%, Maturing September 15, 2012	674,025
	Affiliated Computer Services
	441,000	Term Loan, 6.87%, Maturing March 20, 2013	429,665
	1,157,375	Term Loan, 7.04%, Maturing March 20, 2013	1,127,627
	Affinion Group, Inc.
	1,385,810	Term Loan, 7.48%, Maturing October 17, 2012	1,337,884
	Allied Security Holdings, LLC
	668,182	Term Loan, 7.83%, Maturing June 30, 2010	661,500
	DynCorp International, LLC
	573,181	Term Loan, 6.88%, Maturing February 11, 2011	553,120
	Education Management, LLC
	2,033,868	Term Loan, 6.63%, Maturing June 1, 2013	1,952,514
	Info USA, Inc.
	318,533	Term Loan, 6.83%, Maturing February 14, 2012	313,755
	iPayment, Inc.
	485,631	Term Loan, 6.87%, Maturing May 10, 2013	449,209
	ista International GmbH
EUR	563,126	Term Loan, 6.77%, Maturing May 14, 2015	748,294
EUR	111,874	Term Loan, 6.77%, Maturing May 14, 2015	148,660
	Kronos, Inc.
	592,714	Term Loan, 7.08%, Maturing June 11, 2014	560,115
	Language Line, Inc.
	417,092	Term Loan, 8.34%, Maturing June 11, 2011	404,405
	Mitchell International, Inc.
	500,000	Term Loan, 10.13%, Maturing March 28, 2015	455,000

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
N.E.W. Holdings I, LLC
	1,040,075	Term Loan, 7.49%, Maturing May 22, 2014	$967,270
Protection One, Inc.
	1,224,523	Term Loan, 7.21%, Maturing March 31, 2012	1,178,603
Quantum Corp.
	225,000	Term Loan, 8.33%, Maturing July 12, 2014	220,500
Quintiles Transnational Corp.
	900,000	Term Loan, 8.83%, Maturing March 31, 2014	858,375
Sabre, Inc.
	2,642,040	Term Loan, 6.96%, Maturing September 30, 2014	2,415,965
Serena Software, Inc.
	780,313	Term Loan, 7.18%, Maturing March 10, 2013	751,701
Sitel (Client Logic)
EUR	973,203	Term Loan, 6.94%, Maturing January 29, 2014	1,280,585
	535,403	Term Loan, 7.29%, Maturing January 29, 2014	481,863
Solera Holdings, LLC
EUR	447,750	Term Loan, 7.00%, Maturing May 15, 2014	631,721
SunGard Data Systems, Inc.
	6,857,910	Term Loan, 6.90%, Maturing February 11, 2013	6,638,244
TDS Investor Corp.
EUR	527,114	Term Loan, 7.02%, Maturing August 23, 2013	742,730
	722,578	Term Loan, 7.08%, Maturing August 23, 2013	687,691
	144,986	Term Loan, 7.08%, Maturing August 23, 2013	137,986
Transaction Network Services, Inc.
	353,498	Term Loan, 7.48%, Maturing May 4, 2012	348,195
Valassis Communications, Inc.
	119,039	Term Loan, Maturing March 2, 2014(3)	112,194
	380,961	Term Loan, Maturing March 2, 2014(3)	359,056
	259,614	Term Loan, 6.58%, Maturing March 2, 2014	244,687
VWR International, Inc.
	875,000	Term Loan, 7.33%, Maturing June 28, 2013	831,250
WAM Acquisition, S.A.
EUR	153,716	Term Loan, 6.57%, Maturing May 4, 2014	213,232
EUR	96,284	Term Loan, 6.57%, Maturing May 4, 2014	133,563
EUR	153,716	Term Loan, 6.82%, Maturing May 4, 2015	214,262
EUR	96,284	Term Loan, 6.82%, Maturing May 4, 2015	134,302
West Corp.
	1,806,784	Term Loan, 7.30%, Maturing October 24, 2013	1,724,801
			$31,728,258
Cable and Satellite Television — 10.2%
Atlantic Broadband Finance, LLC
	1,744,795	Term Loan, 7.08%, Maturing February 10, 2011	$1,695,722
Bragg Communications, Inc.
	1,197,000	Term Loan, 7.58%, Maturing August 31, 2014	1,197,000

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Bresnan Broadband Holdings, LLC
	1,500,000	Term Loan, 7.18%, Maturing March 29, 2014	$1,436,562
	650,000	Term Loan, 9.47%, Maturing March 29, 2014	633,750
Cequel Communications, LLC
	875,000	Term Loan, 9.41%, Maturing May 5, 2014	814,707
	1,834,534	Term Loan, 10.91%, Maturing May 5, 2014	1,716,207
Charter Communications Operating, Inc.
	6,109,362	Term Loan, 6.99%, Maturing April 28, 2013	5,720,183
CSC Holdings, Inc.
	1,572,000	Term Loan, 6.90%, Maturing March 29, 2013	1,488,348
CW Media Holdings, Inc.
	324,188	Term Loan, 8.08%, Maturing February 15, 2015	322,567
Insight Midwest Holdings, LLC
	2,875,000	Term Loan, 7.00%, Maturing April 6, 2014	2,780,763
Mediacom Broadband Group
	826,837	Term Loan, 6.69%, Maturing January 31, 2015	766,743
Mediacom Illinois, LLC
	1,955,250	Term Loan, 6.69%, Maturing January 31, 2015	1,827,461
NTL Investment Holdings, Ltd.
	1,355,140	Term Loan, 7.22%, Maturing March 30, 2012	1,296,277
GBP	331,461	Term Loan, 8.29%, Maturing March 30, 2012	627,915
GBP	168,539	Term Loan, 8.29%, Maturing March 30, 2012	319,279
Orion Cable GmbH
EUR	450,000	Term Loan, 7.47%, Maturing October 31, 2014	643,037
EUR	450,000	Term Loan, 7.98%, Maturing October 31, 2015	645,998
ProSiebenSat.1 Media AG
EUR	250,000	Term Loan, Maturing March 2, 2015(3)	336,034
EUR	608,000	Term Loan, 7.07%, Maturing March 2, 2015(4)	780,940
EUR	272,924	Term Loan, 6.55%, Maturing June 26, 2015	366,254
EUR	11,076	Term Loan, 6.59%, Maturing June 26, 2015	14,864
EUR	250,000	Term Loan, Maturing March 2, 2016(3)	336,034
EUR	608,000	Term Loan, 7.32%, Maturing March 2, 2016(4)	787,212
EUR	300,000	Term Loan, 8.34%, Maturing September 2, 2016	372,001
EUR	200,303	Term Loan, 8.20%, Maturing March 2, 2017(4)	250,206
UPC Broadband Holding B.V.
	1,050,000	Term Loan, 7.13%, Maturing December 31, 2014	996,516
YPSO Holding SA
EUR	1,000,000	Term Loan, 7.68%, Maturing July 28, 2015	1,402,289
			$29,574,869
Chemicals and Plastics — 9.9%
Brenntag Holding GmbH and Co. KG
	196,364	Term Loan, 7.39%, Maturing December 23, 2013	$188,018
	803,636	Term Loan, 7.39%, Maturing December 23, 2013	769,482
	600,000	Term Loan, 9.39%, Maturing December 23, 2015	568,500

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Celanese Holdings, LLC
	2,263,625	Term Loan, 6.98%, Maturing April 2, 2014	$2,188,328
Cognis GmbH
EUR	401,639	Term Loan, 6.95%, Maturing September 15, 2013	550,271
EUR	98,361	Term Loan, 6.95%, Maturing September 15, 2013	134,760
Foamex L.P.
	1,217,647	Term Loan, 7.46%, Maturing February 12, 2013	1,120,235
Georgia Gulf Corp.
	424,300	Term Loan, 7.76%, Maturing October 3, 2013	408,831
Hercules, Inc.
	326,250	Term Loan, 6.71%, Maturing October 8, 2010	325,434
Hexion Specialty Chemicals, Inc.
	497,500	Term Loan, 7.13%, Maturing May 5, 2012	481,603
	519,006	Term Loan, 7.13%, Maturing May 5, 2013	502,422
	2,395,283	Term Loan, 7.50%, Maturing May 5, 2013	2,318,746
Huish Detergents, Inc.
	497,500	Term Loan, 6.83%, Maturing April 26, 2014	435,312
INEOS Group
	1,347,500	Term Loan, 7.36%, Maturing December 14, 2013	1,309,461
	1,347,500	Term Loan, 7.86%, Maturing December 14, 2014	1,309,461
Innophos, Inc.
	297,886	Term Loan, 7.08%, Maturing August 10, 2010	292,673
Invista B.V.
	1,396,519	Term Loan, 6.33%, Maturing April 29, 2011	1,357,532
	740,253	Term Loan, 6.33%, Maturing April 29, 2011	719,588
ISP Chemco, Inc.
	1,393,000	Term Loan, 6.78%, Maturing June 4, 2014	1,329,618
Kleopatra
EUR	300,000	Term Loan, 7.28%, Maturing January 3, 2016	372,000
	450,000	Term Loan, 7.74%, Maturing January 3, 2016	384,750
Kranton Polymers, LLC
	1,283,847	Term Loan, 7.25%, Maturing May 12, 2013	1,221,259
Lucite International Group Holdings
	328,208	Term Loan, 7.10%, Maturing July 7, 2013	314,875
	116,210	Term Loan, 7.10%, Maturing July 7, 2013	111,489
MacDermid, Inc.
EUR	416,021	Term Loan, 7.02%, Maturing April 12, 2014	580,873
Millenium Inorganic Chemicals
	200,000	Term Loan, 7.08%, Maturing April 30, 2014	185,000
	500,000	Term Loan, 10.48%, Maturing October 31, 2014	432,500
Momentive Performance Material
	1,138,500	Term Loan, 7.13%, Maturing December 4, 2013	1,092,756
Mosaic Co.
	36,691	Term Loan, 6.63%, Maturing December 21, 2012	36,570

	Principal Amount*	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	Nalco Co.
	2,731,885	Term Loan, 6.92%, Maturing November 4, 2010	$2,691,666
	Propex Fabrics, Inc.
	405,647	Term Loan, 11.25%, Maturing July 31, 2012	326,546
	Rockwood Specialties Group, Inc.
	2,276,625	Term Loan, 6.46%, Maturing December 10, 2012	2,201,369
	Solo Cup Co.
	840,578	Term Loan, 8.48%, Maturing February 27, 2011	834,274
	Solutia, Inc.
	1,039,652	DIP Loan, 8.06%, Maturing March 31, 2008	1,038,678
	Wellman, Inc.
	900,000	Term Loan, 8.91%, Maturing February 10, 2009	750,600
			$28,885,480
	Clothing / Textiles — 0.9%
	Hanesbrands, Inc.
	697,321	Term Loan, 6.78%, Maturing September 5, 2013	$681,341
	450,000	Term Loan, 8.82%, Maturing March 5, 2014	450,643
	St. John Knits International, Inc.
	649,402	Term Loan, 7.84%, Maturing March 23, 2012	639,661
	The William Carter Co.
	733,326	Term Loan, 6.43%, Maturing July 14, 2012	711,326
			$2,482,971
	Conglomerates — 4.5%
	Amsted Industries, Inc.
	926,252	Term Loan, 7.21%, Maturing October 15, 2010	$910,621
	Blount, Inc.
	281,808	Term Loan, 7.03%, Maturing August 9, 2010	275,467
	Doncasters (Dunde HoldCo 4 Ltd.)
	227,244	Term Loan, 7.48%, Maturing July 13, 2015	219,154
	227,244	Term Loan, 7.98%, Maturing July 13, 2015	219,722
EUR	417,379	Term Loan, 8.93%, Maturing January 13, 2016	585,820
	GenTek, Inc.
	268,908	Term Loan, 7.16%, Maturing February 25, 2011	264,202
	Goodman Global Holdings, Inc.
	140,287	Term Loan, 6.59%, Maturing December 23, 2011	139,148
	ISS Holdings A/S
EUR	122,807	Term Loan, 6.95%, Maturing December 31, 2013	173,939
EUR	877,193	Term Loan, 6.95%, Maturing December 31, 2013	1,242,422
	Jarden Corp.
	1,166,006	Term Loan, 6.58%, Maturing January 24, 2012	1,128,111
	821,238	Term Loan, 6.58%, Maturing January 24, 2012	794,548
	Johnson Diversey, Inc.
	862,605	Term Loan, 6.88%, Maturing December 16, 2011	847,240

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Conglomerates (continued)
Polymer Group, Inc.
1,332,732	Term Loan, 7.09%, Maturing November 22, 2012	$1,306,077
RBS Global, Inc.
740,625	Term Loan, 7.40%, Maturing July 19, 2013	721,184
677,459	Term Loan, 7.58%, Maturing July 19, 2013	659,676
RGIS Holdings, LLC
109,036	Term Loan, 7.35%, Maturing April 30, 2014	99,404
2,180,711	Term Loan, 7.47%, Maturing April 30, 2014	1,988,083
US Investigations Services, Inc.
1,022,431	Term Loan, 7.91%, Maturing February 21, 2015	967,475
Vertrue, Inc.
473,813	Term Loan, 7.83%, Maturing August 16, 2014	452,491
		$12,994,784
Containers and Glass Products — 4.6%
Berry Plastics Corp.
992,500	Term Loan, 7.16%, Maturing April 3, 2015	$930,469
Bluegrass Container Co.
682,336	Term Loan, 7.08%, Maturing June 30, 2013	678,356
204,164	Term Loan, 7.09%, Maturing June 30, 2013	202,973
157,576	Term Loan, 9.98%, Maturing December 30, 2013	158,462
492,424	Term Loan, 9.98%, Maturing December 30, 2013	495,194
Consolidated Container Co.
500,000	Term Loan, 10.47%, Maturing September 28, 2014	358,333
Crown Americas, Inc.
343,000	Term Loan, 6.62%, Maturing November 15, 2012	336,140
Graham Packaging Holdings Co.
2,257,938	Term Loan, 7.50%, Maturing October 7, 2011	2,175,028
Graphic Packaging International, Inc.
2,943,839	Term Loan, 7.10%, Maturing May 16, 2014	2,842,032
IPG (US), Inc.
217,375	Term Loan, 8.24%, Maturing July 28, 2011	216,016
JSG Acquisitions
990,000	Term Loan, 7.12%, Maturing December 31, 2013	951,019
990,000	Term Loan, 7.37%, Maturing December 13, 2014	955,969
Kranson Industries, Inc.
445,004	Term Loan, 7.09%, Maturing July 31, 2013	432,766
Owens-Brockway Glass Container
837,813	Term Loan, 6.43%, Maturing June 14, 2013	818,543
Smurfit-Stone Container Corp.
377,453	Term Loan, 7.12%, Maturing November 1, 2011	370,009
423,211	Term Loan, 7.06%, Maturing November 1, 2011	414,864
830,387	Term Loan, 7.15%, Maturing November 1, 2011	814,428
347,030	Term Loan, 7.25%, Maturing November 1, 2011	340,360
		$13,490,961

	Principal Amount*	Borrower/Tranche Description	Value
	Cosmetics / Toiletries — 0.6%
	American Safety Razor Co.
	400,000	Term Loan, 11.69%, Maturing July 31, 2014	$401,000
	Bausch & Lomb, Inc.
	60,000	Term Loan, 0.00%, Maturing April 30, 2015(4)	59,831
	240,000	Term Loan, 8.08%, Maturing April 30, 2015	239,325
	KIK Custom Products, Inc.
	525,000	Term Loan, 9.84%, Maturing November 30, 2014	365,750
	Prestige Brands, Inc.
	761,134	Term Loan, 6.98%, Maturing April 7, 2011	746,387
			$1,812,293
	Drugs — 1.6%
	Graceway Pharmaceuticals, LLC
	483,333	Term Loan, 7.58%, Maturing May 3, 2012	$456,871
	500,000	Term Loan, 11.33%, Maturing May 3, 2013	415,000
	150,000	Term Loan, 13.08%, Maturing November 3, 2013	127,500
	Pharmaceutical Holdings Corp.
	336,875	Term Loan, 8.10%, Maturing January 30, 2012	330,980
	Stiefel Laboratories, Inc.
	645,205	Term Loan, 7.50%, Maturing December 28, 2013	628,268
	839,795	Term Loan, 7.50%, Maturing December 28, 2013	817,751
	Warner Chilcott Corp.
	467,217	Term Loan, 6.83%, Maturing January 18, 2012	453,687
	1,358,352	Term Loan, 6.85%, Maturing January 18, 2012	1,319,017
			$4,549,074
	Ecological Services and Equipment — 1.9%
	Allied Waste Industries, Inc.
	829,561	Term Loan, 5.50%, Maturing January 15, 2012	$795,529
	1,379,669	Term Loan, 6.59%, Maturing January 15, 2012	1,323,070
	Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 7.02%, Maturing April 1, 2015	711,379
	EnergySolutions, LLC
	6,650	Term Loan, 7.10%, Maturing June 7, 2013	6,467
	IESI Corp.
	441,176	Term Loan, 6.61%, Maturing January 20, 2012	425,183
	Kemble Water Structure Ltd.
GBP	750,000	Term Loan, 10.05%, Maturing October 13, 2013	1,436,342
	Sensus Metering Systems, Inc.
	44,125	Term Loan, 6.88%, Maturing December 17, 2010	43,353
	679,148	Term Loan, 7.04%, Maturing December 17, 2010	667,263
			$5,408,586

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Electronics / Electrical — 5.1%
AMI Semiconductor, Inc.
830,485	Term Loan, 6.85%, Maturing April 1, 2012	$813,875
Aspect Software, Inc.
972,457	Term Loan, 7.94%, Maturing July 11, 2011	943,283
950,000	Term Loan, 12.31%, Maturing July 11, 2013	897,750
EnerSys Capital, Inc.
965,250	Term Loan, 6.74%, Maturing March 17, 2011	939,912
FCI International S.A.S.
114,637	Term Loan, 7.76%, Maturing November 1, 2013	110,051
110,363	Term Loan, 7.76%, Maturing November 1, 2013	105,949
110,363	Term Loan, 7.76%, Maturing November 1, 2013	106,032
114,637	Term Loan, 7.76%, Maturing November 1, 2013	110,137
Freescale Semiconductor, Inc.
2,301,750	Term Loan, 6.98%, Maturing December 1, 2013	2,138,471
Infor Enterprise Solutions Holdings
1,411,420	Term Loan, 8.58%, Maturing July 28, 2012	1,358,491
736,393	Term Loan, 8.58%, Maturing July 28, 2012	708,778
250,000	Term Loan, 10.33%, Maturing March 2, 2014	225,937
91,667	Term Loan, 11.08%, Maturing March 2, 2014	82,844
158,333	Term Loan, 11.08%, Maturing March 2, 2014	143,094
Network Solutions, LLC
390,747	Term Loan, 7.33%, Maturing March 7, 2014	368,279
Open Solutions, Inc.
1,191,211	Term Loan, 7.28%, Maturing January 23, 2014	1,116,015
Sensata Technologies Finance Co.
1,408,575	Term Loan, 6.76%, Maturing April 27, 2013	1,342,170
Spectrum Brands, Inc.
32,388	Term Loan, 9.24%, Maturing March 30, 2013	31,433
644,697	Term Loan, 9.12%, Maturing March 30, 2013	625,678
SS&C Technologies, Inc.
820,417	Term Loan, 6.83%, Maturing November 23, 2012	795,805
TTM Technologies, Inc.
159,375	Term Loan, 7.26%, Maturing October 27, 2012	157,781
VeriFone, Inc.
385,688	Term Loan, 6.71%, Maturing October 31, 2013	376,045
Vertafore, Inc.
992,519	Term Loan, 7.52%, Maturing January 31, 2012	957,781
450,000	Term Loan, 11.02%, Maturing January 31, 2013	427,500
		$14,883,091
Equipment Leasing — 0.7%
AWAS Capital, Inc.
1,121,823	Term Loan, 10.94%, Maturing March 22, 2013	$1,082,560
Maxim Crane Works, L.P.
472,625	Term Loan, 7.23%, Maturing June 29, 2014	441,904

	Principal Amount*	Borrower/Tranche Description	Value
	Equipment Leasing (continued)
	United Rentals, Inc.
	153,233	Term Loan, 5.32%, Maturing February 14, 2011	$149,785
	363,337	Term Loan, 7.11%, Maturing February 14, 2011	355,162
			$2,029,411
	Farming / Agriculture — 0.3%
	Central Garden & Pet Co.
	1,105,313	Term Loan, 6.50%, Maturing February 28, 2014	$964,385
			$964,385
	Financial Intermediaries — 2.3%
	Citco III, Ltd.
	500,000	Term Loan, Maturing June 30, 2014(3)	$482,500
	1,050,000	Term Loan, 6.97%, Maturing June 30, 2014	1,011,312
	Grosvenor Capital Management
	1,265,467	Term Loan, 7.19%, Maturing December 5, 2013	1,227,503
	INVESTools, Inc.
	300,000	Term Loan, 8.09%, Maturing August 13, 2012	294,000
	Jupiter Asset Management Group
GBP	220,143	Term Loan, 8.73%, Maturing June 30, 2015	410,827
	LPL Holdings, Inc.
	1,916,058	Term Loan, 6.83%, Maturing December 18, 2014	1,840,613
	Nuveen Investments, Inc.
	800,000	Term Loan, 7.86%, Maturing November 2, 2014	792,929
	Oxford Acquisition III, Ltd.
	464,910	Term Loan, 6.90%, Maturing May 24, 2014	438,759
	RJO Holdings Corp. (RJ O'Brien)
	249,375	Term Loan, 7.85%, Maturing July 31, 2014	206,981
			$6,705,424
	Food Products — 4.9%
	Acosta, Inc.
	1,625,663	Term Loan, 7.10%, Maturing July 28, 2013	$1,554,540
	Advantage Sales & Marketing, Inc.
	441,488	Term Loan, 6.88%, Maturing March 29, 2013	420,241
	249,312	Term Loan, 6.88%, Maturing March 29, 2013	237,314
	Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.71%, Maturing December 31, 2013	207,367
EUR	852,941	Term Loan, 6.71%, Maturing December 31, 2014	1,202,728
	Chiquita Brands, LLC
	321,384	Term Loan, 7.88%, Maturing June 28, 2012	315,358
	Dean Foods Co.
	1,836,125	Term Loan, 6.58%, Maturing April 2, 2014	1,736,495

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Food Products (continued)
Dole Food Company, Inc.
	88,372	Term Loan, 7.24%, Maturing April 12, 2013	$82,164
	195,358	Term Loan, 7.16%, Maturing April 12, 2013	181,634
	651,192	Term Loan, 7.22%, Maturing April 12, 2013	605,446
Foodvest Limited
EUR	483,210	Term Loan, 7.03%, Maturing March 16, 2014	682,524
EUR	251,739	Term Loan, 7.53%, Maturing March 16, 2015	357,070
Michael Foods, Inc.
	959,646	Term Loan, 6.85%, Maturing November 21, 2010	943,452
National Dairy Holdings, L.P.
	143,509	Term Loan, 6.98%, Maturing March 15, 2012	138,486
Pinnacle Foods Finance, LLC
	2,014,875	Term Loan, 7.93%, Maturing April 2, 2014	1,901,035
Provimi Group SA
EUR	37,419	Term Loan, 6.78%, Maturing June 28, 2015(4)	50,742
EUR	266,692	Term Loan, 7.14%, Maturing June 28, 2015	372,370
EUR	154,749	Term Loan, 7.15%, Maturing June 28, 2015	216,070
EUR	255,938	Term Loan, 7.15%, Maturing June 28, 2015	357,356
EUR	348,873	Term Loan, 7.15%, Maturing June 28, 2015	487,116
	119,643	Term Loan, 7.48%, Maturing June 28, 2015	114,259
	147,236	Term Loan, 7.48%, Maturing June 28, 2015	140,610
EUR	557,956	Term Loan, 9.15%, Maturing December 28, 2016(4)	756,618
	225,701	Term Loan, 9.48%, Maturing December 28, 2016(4)	209,337
Reddy Ice Group, Inc.
	1,055,000	Term Loan, 7.00%, Maturing August 9, 2012	1,028,625
			$14,298,957
Food Service — 3.0%
AFC Enterprises, Inc.
	219,329	Term Loan, 7.13%, Maturing May 23, 2009	$216,039
Aramark Corp.
	139,244	Term Loan, 5.20%, Maturing January 26, 2014	132,682
	1,931,613	Term Loan, 6.83%, Maturing January 26, 2014	1,840,586
GBP	495,000	Term Loan, 8.17%, Maturing January 27, 2014	931,153
Buffets, Inc.
	99,167	Term Loan, 7.83%, Maturing May 1, 2013	82,358
	742,365	Term Loan, 7.98%, Maturing November 1, 2013	616,534
Burger King Corp.
	935,875	Term Loan, 6.38%, Maturing June 30, 2012	923,300
CBRL Group, Inc.
	947,234	Term Loan, 6.40%, Maturing April 27, 2013	901,845
Denny's, Inc.
	64,750	Term Loan, 7.12%, Maturing March 31, 2012	63,455
	266,915	Term Loan, 6.85%, Maturing March 31, 2012	261,576
JRD Holdings, Inc.
	339,063	Term Loan, 7.74%, Maturing June 26, 2014	330,586

	Principal Amount*	Borrower/Tranche Description	Value
	Food Service (continued)
	Maine Beverage Co., LLC
	352,679	Term Loan, 6.65%, Maturing June 30, 2010	$350,915
	NPC International, Inc.
	200,000	Term Loan, 6.69%, Maturing May 3, 2013	188,250
	OSI Restaurant Partners, LLC
	69,550	Term Loan, 7.31%, Maturing May 9, 2013	64,073
	822,799	Term Loan, 7.13%, Maturing May 9, 2014	758,004
	QCE Finance, LLC
	494,975	Term Loan, 7.37%, Maturing May 5, 2013	466,033
	500,000	Term Loan, 10.58%, Maturing November 5, 2013	468,437
	Sagittarius Restaurants, LLC
	196,500	Term Loan, 7.08%, Maturing March 29, 2013	179,306
			$8,775,132
	Food / Drug Retailers — 3.0%
	General Nutrition Centers, Inc.
	844,371	Term Loan, 7.26%, Maturing September 16, 2013	$776,822
	Iceland Foods Group, Ltd.
GBP	375,000	Term Loan, 8.71%, Maturing May 2, 2014	730,924
GBP	375,000	Term Loan, 9.21%, Maturing May 2, 2015	734,656
GBP	505,454	Term Loan, 10.84%, Maturing May 2, 2016	1,006,156
	Pantry, Inc. (The)
	127,778	Term Loan, 0.00%, Maturing May 15, 2014(4)	119,392
	444,986	Term Loan, 6.60%, Maturing May 15, 2014	415,784
	Rite Aid Corp.
	2,100,000	Term Loan, 6.80%, Maturing June 1, 2014	1,967,437
	Roundy's Supermarkets, Inc.
	2,308,185	Term Loan, 7.91%, Maturing November 3, 2011	2,268,514
	Supervalu, Inc.
	786,000	Term Loan, 6.40%, Maturing June 1, 2012	772,026
			$8,791,711
	Forest Products — 3.2%
	Appleton Papers, Inc.
	721,375	Term Loan, 6.74%, Maturing June 5, 2014	$682,730
	Boise Cascade Holdings, LLC
	410,669	Term Loan, 6.38%, Maturing April 30, 2014	406,152
	1,824,515	Term Loan, 6.38%, Maturing April 30, 2014	1,804,445
	Georgia-Pacific Corp.
	4,655,000	Term Loan, 6.87%, Maturing December 20, 2012	4,443,030
	Newpage Corp.
	825,000	Term Loan, 8.69%, Maturing December 5, 2014	821,519
	Xerium Technologies, Inc.
	1,327,439	Term Loan, 7.58%, Maturing May 18, 2012	1,229,541
			$9,387,417

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare — 13.7%
	Accellent, Inc.
	921,200	Term Loan, 7.79%, Maturing November 22, 2012	$829,080
	Alliance Imaging, Inc.
	1,132,099	Term Loan, 7.52%, Maturing December 29, 2011	1,115,118
	American Medical Systems
	793,790	Term Loan, 7.54%, Maturing July 20, 2012	758,070
	AMN Healthcare, Inc.
	187,618	Term Loan, 6.58%, Maturing November 2, 2011	183,045
	AMR HoldCo, Inc.
	1,068,138	Term Loan, 7.14%, Maturing February 10, 2012	1,042,437
	Biomet, Inc.
EUR	650,000	Term Loan, 7.78%, Maturing December 26, 2014	943,205
	1,496,250	Term Loan, 7.86%, Maturing December 26, 2014	1,482,223
	Cardinal Health 409, Inc.
	820,875	Term Loan, 7.08%, Maturing April 10, 2014	766,150
	Carestream Health, Inc.
	1,425,993	Term Loan, 7.00%, Maturing April 30, 2013	1,313,696
	500,000	Term Loan, 10.30%, Maturing October 30, 2013	466,250
	Carl Zeiss Vision Holding GmbH
	630,000	Term Loan, 7.64%, Maturing March 23, 2015	614,250
	Community Health Systems, Inc.
	206,497	Term Loan, 0.00%, Maturing July 25, 2014(4)	199,065
	4,105,839	Term Loan, 7.33%, Maturing July 25, 2014	3,958,070
	Concentra, Inc.
	350,000	Term Loan, 10.33%, Maturing June 25, 2015	325,500
	ConMed Corp.
	262,167	Term Loan, 6.34%, Maturing April 13, 2013	255,612
	CRC Health Corp.
	271,563	Term Loan, 7.09%, Maturing February 6, 2013	260,361
	245,641	Term Loan, 7.09%, Maturing February 6, 2013	235,508
	DaVita, Inc.
	2,715,474	Term Loan, 6.55%, Maturing October 5, 2012	2,623,517
	DJO Finance, LLC
	450,000	Term Loan, 7.83%, Maturing May 15, 2014	445,688
	Fenwal, Inc.
	500,000	Term Loan, 10.33%, Maturing August 28, 2014	470,000
	Fresenius Medical Care Holdings
	1,372,957	Term Loan, 6.27%, Maturing March 31, 2013	1,326,130
	Hanger Orthopedic Group, Inc.
	394,916	Term Loan, 7.09%, Maturing May 30, 2013	379,119
	HCA, Inc.
	3,613,500	Term Loan, 7.08%, Maturing November 18, 2013	3,486,876
	Health Management Association, Inc.
	1,623,484	Term Loan, 6.58%, Maturing February 28, 2014	1,519,084

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	HealthSouth Corp.
	1,657,936	Term Loan, 7.75%, Maturing March 10, 2013	$1,587,474
	Iasis Healthcare, LLC
	41,335	Term Loan, 6.63%, Maturing March 14, 2014	39,286
	155,008	Term Loan, 6.63%, Maturing March 14, 2014(4)	147,322
	450,254	Term Loan, 7.06%, Maturing March 14, 2014	427,929
	Ikaria Acquisition, Inc.
	288,210	Term Loan, 7.08%, Maturing March 28, 2013	281,005
	IM US Holdings, LLC
	350,000	Term Loan, 9.09%, Maturing June 26, 2015	343,000
	Invacare Corp.
	434,500	Term Loan, 7.17%, Maturing February 12, 2013	418,749
	inVentiv Health, Inc.
	28,571	Term Loan, 0.00%, Maturing July 6, 2014(4)	27,071
	469,071	Term Loan, 6.58%, Maturing July 6, 2014	444,445
	Leiner Health Products, Inc.
	516,275	Term Loan, 9.65%, Maturing May 27, 2011	435,994
	LifeCare Holdings, Inc.
	439,875	Term Loan, 9.10%, Maturing August 11, 2012	396,071
	LifePoint Hospitals, Inc.
	1,107,929	Term Loan, 6.72%, Maturing April 15, 2012	1,058,864
	Magellan Health Services, Inc.
	457,958	Term Loan, 5.13%, Maturing August 15, 2008	448,799
	114,490	Term Loan, 6.74%, Maturing August 15, 2008	112,200
	Matria Healthcare, Inc.
	107,538	Term Loan, 6.91%, Maturing January 19, 2012	104,312
	MultiPlan Merger Corp.
	351,111	Term Loan, 7.35%, Maturing April 12, 2013	340,688
	250,588	Term Loan, 7.35%, Maturing April 12, 2013	243,149
	Mylan, Inc.
	325,000	Term Loan, 8.24%, Maturing October 2, 2014	322,224
	National Mentor Holdings, Inc.
	33,600	Term Loan, 5.32%, Maturing June 29, 2013	32,928
	557,904	Term Loan, 6.73%, Maturing June 29, 2013	546,746
	National Rental Institutes, Inc.
	444,869	Term Loan, 7.13%, Maturing March 31, 2013	432,635
	Nyco Holdings
EUR	500,000	Term Loan, 7.03%, Maturing December 29, 2014	658,255
EUR	500,000	Term Loan, 7.78%, Maturing December 29, 2015	661,578
	Physiotherapy Associates, Inc.
	438,875	Term Loan, 8.12%, Maturing June 27, 2013	412,543
	RadNet Management, Inc.
	297,750	Term Loan, 8.65%, Maturing November 15, 2012	297,750
	350,000	Term Loan, 12.65%, Maturing November 15, 2013	352,625

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	ReAble Therapeutics Finance, LLC
	902,752	Term Loan, 7.11%, Maturing November 16, 2013	$860,999
	Renal Advantage, Inc.
	196,063	Term Loan, 7.47%, Maturing October 5, 2012	187,976
	Select Medical Holding Corp.
	1,242,381	Term Loan, 6.99%, Maturing February 24, 2012	1,177,414
	Sunrise Medical Holdings, Inc.
	342,860	Term Loan, 8.92%, Maturing May 13, 2010	308,574
	Vanguard Health Holding Co., LLC
	1,613,269	Term Loan, 7.10%, Maturing September 23, 2011	1,563,527
	Viant Holdings, Inc.
	298,500	Term Loan, 7.08%, Maturing June 25, 2014	269,769
			$39,939,955
	Home Furnishings — 2.1%
	Hunter Fan Co.
	25,714	Term Loan, 0.00%, Maturing April 16, 2014(4)	$22,757
	249,664	Term Loan, 7.38%, Maturing April 16, 2014	220,953
	Interline Brands, Inc.
	528,902	Term Loan, 6.59%, Maturing June 23, 2013	517,663
	365,543	Term Loan, 6.59%, Maturing June 23, 2013	357,776
	National Bedding Co., LLC
	992,500	Term Loan, 6.91%, Maturing August 31, 2011	904,002
	350,000	Term Loan, 9.88%, Maturing August 31, 2012	318,500
	Oreck Corp.
	675,899	Term Loan, 7.66%, Maturing February 2, 2012(2)	392,022
	Sanitec, Ltd. Oy
EUR	500,000	Term Loan, 7.54%, Maturing April 7, 2013	685,266
EUR	500,000	Term Loan, 8.04%, Maturing April 7, 2014	688,312
	Simmons Co.
	1,446,372	Term Loan, 7.11%, Maturing December 19, 2011	1,381,285
	500,000	Term Loan, 10.65%, Maturing February 15, 2012	460,000
			$5,948,536
	Industrial Equipment — 4.2%
	Aearo Technologies, Inc.
	400,000	Term Loan, 10.33%, Maturing September 24, 2013	$400,500
	398,000	Term Loan, 7.08%, Maturing July 2, 2014	395,513
	Alliance Laundry Holdings, LLC
	198,085	Term Loan, 7.63%, Maturing January 27, 2012	196,104
	Brand Energy and Infrast Series, Inc.
	423,938	Term Loan, 8.13%, Maturing February 7, 2014	416,519
	CEVA Group PLC U.S.
	65,789	Term Loan, 7.83%, Maturing January 4, 2014	64,145
	556,414	Term Loan, 7.87%, Maturing January 4, 2014	542,504

	Principal Amount*	Borrower/Tranche Description	Value
	Industrial Equipment (continued)
	Colfax Corp.
	584,593	Term Loan, 7.13%, Maturing May 30, 2009	$576,920
	EPD Holdings (Goodyear Engineering Products)
	40,523	Term Loan, 7.35%, Maturing July 13, 2014	39,054
	283,664	Term loan, 7.46%, Maturing July 13, 2014	273,381
	425,000	Term Loan, 10.71%, Maturing July 13, 2015	404,813
	Flowserve Corp.
	1,073,733	Term Loan, 6.40%, Maturing August 10, 2012	1,047,337
	FR Brand Acquisition Corp.
	496,250	Term Loan, 7.14%, Maturing February 7, 2014	471,438
	Generac Acquisition Corp.
	693,000	Term Loan, 7.73%, Maturing November 7, 2013	626,918
	500,000	Term Loan, 11.23%, Maturing April 7, 2014	409,167
	Gleason Corp.
	83,902	Term Loan, 6.85%, Maturing June 30, 2013	80,021
	306,063	Term Loan, 6.85%, Maturing June 30, 2013	291,908
	Itron, Inc.
EUR	285,067	Term Loan, 6.78%, Maturing April 18, 2014	405,147
	Jason, Inc.
	298,500	Term Loan, 7.53%, Maturing April 30, 2010	283,575
	John Maneely Co.
	1,490,283	Term Loan, 8.43%, Maturing December 8, 2013	1,335,134
	Loan Acquisitions Corp.
	362,045	Term Loan, 7.35%, Maturing July 11, 2014	356,615
	135,682	Term Loan, 7.41%, Maturing July 11, 2014	133,647
	Polypore, Inc.
	1,616,714	Term Loan, 7.10%, Maturing July 3, 2014	1,568,212
	Sequa Corp.
	500,000	Term Loan, 8.08%, Maturing November 30, 2014	491,875
	Terex Corp.
	394,000	Term Loan, 6.58%, Maturing July 13, 2013	393,015
	TFS Acquisition Corp.
	1,110,938	Term Loan, 8.33%, Maturing August 11, 2013	1,088,719
			$12,292,181
	Insurance — 2.1%
	Alliant Holdings I, Inc.
	523,688	Term Loan, 7.83%, Maturing August 21, 2014	$502,740
	AmWINS Group, Inc.
	500,000	Term Loan, 11.07%, Maturing June 8, 2014	412,500
	Applied Systems, Inc.
	715,938	Term Loan, 7.42%, Maturing September 26, 2013	694,459
	CCC Information Services Group, Inc.
	310,139	Term Loan, 7.36%, Maturing February 10, 2013	306,262

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Insurance (continued)
Conseco, Inc.
1,879,251	Term Loan, 6.85%, Maturing October 10, 2013	$1,731,260
Crawford & Company
660,268	Term Loan, 7.58%, Maturing October 31, 2013	640,460
Crump Group, Inc.
544,889	Term Loan, 7.83%, Maturing August 4, 2014	536,716
Hub International Holdings, Inc.
82,128	Term Loan, 6.07%, Maturing June 13, 2014(4)	77,919
365,809	Term Loan, 7.33%, Maturing June 13, 2014	347,061
U.S.I. Holdings Corp.
945,250	Term Loan, 7.58%, Maturing May 4, 2014	901,532
		$6,150,909
Leisure Goods / Activities / Movies — 8.7%
24 Hour Fitness Worldwide, Inc.
884,250	Term Loan, 7.51%, Maturing June 8, 2012	$853,301
AMC Entertainment, Inc.
980,000	Term Loan, 6.62%, Maturing January 26, 2013	940,111
AMF Bowling Worldwide, Inc.
500,000	Term Loan, 11.81%, Maturing December 8, 2013	472,500
Bombardier Recreational Product
979,747	Term Loan, 7.70%, Maturing June 28, 2013	944,640
Carmike Cinemas, Inc.
446,656	Term Loan, 8.65%, Maturing May 19, 2012	437,165
Cedar Fair, L.P.
2,367,712	Term Loan, 6.85%, Maturing August 30, 2012	2,246,959
Cinemark, Inc.
1,967,297	Term Loan, 6.67%, Maturing October 5, 2013	1,865,859
Deluxe Entertainment Services
35,433	Term Loan, 7.08%, Maturing January 28, 2011	32,421
739,517	Term Loan, 7.08%, Maturing January 28, 2011	676,658
68,357	Term Loan, 7.08%, Maturing January 28, 2011	62,547
Easton-Bell Sports, Inc.
789,712	Term Loan, 6.85%, Maturing March 16, 2012	757,137
HEI Acquisition, LLC
1,025,000	Term Loan, 9.02%, Maturing April 13, 2014	1,004,500
Mega Blocks, Inc.
830,875	Term Loan, 7.25%, Maturing July 26, 2012	760,251
Metro-Goldwyn-Mayer Holdings, Inc.
4,305,751	Term Loan, 8.11%, Maturing April 8, 2012	4,000,434
National CineMedia, LLC
400,000	Term Loan, 6.87%, Maturing February 13, 2015	376,781
Regal Cinemas Corp.
2,172,500	Term Loan, 6.33%, Maturing November 10, 2010	2,068,442

Principal Amount*	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Revolution Studios Distribution Co., LLC
662,676	Term Loan, 8.60%, Maturing December 21, 2014	$652,736
450,000	Term Loan, 11.85%, Maturing June 21, 2015	438,750
Six Flags Theme Parks, Inc.
1,691,500	Term Loan, 7.25%, Maturing April 30, 2015	1,557,354
Southwest Sports Group, LLC
600,000	Term Loan, 7.38%, Maturing December 22, 2010	586,500
Universal City Development Partners, Ltd.
934,709	Term Loan, 6.84%, Maturing June 9, 2011	916,599
WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010(4)	432,000
3,513,782	Term Loan, 7.07%, Maturing February 28, 2011	3,364,447
		$25,448,092
Lodging and Casinos — 4.5%
Ameristar Casinos, Inc.
588,000	Term Loan, 7.43%, Maturing November 10, 2012	$580,650
Bally Technologies, Inc.
1,578,948	Term Loan, 8.39%, Maturing September 5, 2009	1,577,303
CCM Merger, Inc.
1,004,259	Term Loan, 6.90%, Maturing April 25, 2012	966,599
Green Valley Ranch Gaming, LLC
262,938	Term Loan, 6.99%, Maturing February 16, 2014	249,133
Isle of Capri Casinos, Inc.
211,765	Term Loan, 0.00%, Maturing November 30, 2013(4)	196,765
702,353	Term Loan, 6.58%, Maturing November 30, 2013	652,603
280,941	Term Loan, 6.58%, Maturing November 30, 2013	261,041
LodgeNet Entertainment Corp.
447,750	Term Loan, 6.83%, Maturing April 4, 2014	431,799
New World Gaming Partners, Ltd.
541,667	Term Loan, 8.75%, Maturing June 30, 2014	498,333
108,333	Term Loan, 8.75%, Maturing June 30, 2014	99,667
Penn National Gaming, Inc.
3,435,912	Term Loan, 6.71%, Maturing October 3, 2012	3,399,884
Venetian Casino Resort/Las Vegas Sands Inc.
460,000	Term Loan, 0.00%, Maturing May 14, 2014(4)	432,583
1,830,800	Term Loan, 6.58%, Maturing May 23, 2014	1,721,681
VML US Finance, LLC
241,667	Term Loan, 7.08%, Maturing May 25, 2012	231,434
483,333	Term Loan, 7.08%, Maturing May 25, 2013	462,867
Wimar OpCo, LLC
1,342,641	Term Loan, 10.50%, Maturing January 3, 2012	1,339,658
		$13,102,000

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals — 2.3%
Alpha Natural Resources, LLC
442,937	Term Loan, 6.59%, Maturing October 26, 2012	$436,478
Euramax International, Inc.
312,595	Term Loan, 8.24%, Maturing June 28, 2012	275,344
334,211	Term Loan, 13.24%, Maturing June 28, 2013	274,053
165,789	Term Loan, 13.24%, Maturing June 28, 2013	135,947
Magnum Coal Co.
100,000	Term Loan, 8.10%, Maturing March 15, 2013	91,000
982,500	Term Loan, 8.10%, Maturing March 15, 2013	894,075
Murray Energy Corp.
729,375	Term Loan, 7.91%, Maturing January 28, 2010	712,964
Neo Material Technologies, Inc.
530,563	Term Loan, 8.31%, Maturing August 31, 2009	530,563
Noranda Aluminum Acquisition
211,875	Term Loan, 6.91%, Maturing May 18, 2014	204,371
Novelis, Inc.
334,258	Term Loan, 6.83%, Maturing June 28, 2014	315,316
735,367	Term Loan, 6.83%, Maturing June 28, 2014	693,696
Oxbow Carbon and Mineral Holdings
100,167	Term Loan, 6.83%, Maturing May 8, 2014	93,656
1,118,897	Term Loan, 6.83%, Maturing May 8, 2014	1,046,169
Stillwater Mining Co.
702,452	Term Loan, 7.38%, Maturing July 30, 2010	695,428
Thompson Creek Metals Co.
416,629	Term Loan, 9.56%, Maturing October 26, 2012	412,463
		$6,811,523
Oil and Gas — 3.0%
Atlas Pipeline Partners, L.P.
825,000	Term Loan, 7.60%, Maturing July 20, 2014	$819,500
Big West Oil, LLC
220,000	Term Loan, 0.00%, Maturing May 1, 2014(4)	214,638
178,000	Term Loan, 7.10%, Maturing May 1, 2014	173,661
Concho Resources, Inc.
601,463	Term Loan, 9.23%, Maturing March 27, 2012	597,703
Dresser, Inc.
491,058	Term Loan, 7.45%, Maturing May 4, 2014	471,538
700,000	Term Loan, 11.13%, Maturing May 4, 2015	667,625
Enterprise GP Holdings L.P.
600,000	Term Loan, 6.99%, Maturing October 31, 2014	598,125
Hercules Offshore, Inc.
373,125	Term Loan, 6.58%, Maturing July 6, 2013	362,071
Kinder Morgan, Inc.
2,049,981	Term Loan, 6.35%, Maturing May 21, 2014	2,040,373

	Principal Amount*	Borrower/Tranche Description	Value
	Oil and Gas (continued)
	Primary Natural Resources, Inc.
	982,500	Term Loan, 7.25%, Maturing July 28, 2010(2)	$966,092
	Targa Resources, Inc.
	395,714	Term Loan, 6.84%, Maturing October 31, 2012	387,898
	871,010	Term Loan, 6.90%, Maturing October 31, 2012	853,807
	Volnay Acquisition Co.
	712,000	Term Loan, 6.85%, Maturing January 12, 2014	697,760
			$8,850,791
	Publishing — 10.0%
	American Media Operations, Inc.
	2,000,000	Term Loan, 8.25%, Maturing January 31, 2013	$1,967,500
	Aster Zweite Beteiligungs GmbH
EUR	236,166	Term Loan, 7.00%, Maturing September 27, 2013	327,106
	500,000	Term Loan, 7.39%, Maturing September 27, 2013	470,375
	CanWest MediaWorks, Ltd.
	422,875	Term Loan, 7.08%, Maturing July 10, 2014	412,303
	Dex Media West, LLC
	932,729	Term Loan, 6.60%, Maturing March 9, 2010	912,181
	GateHouse Media Operating, Inc.
	725,000	Term Loan, 7.07%, Maturing August 28, 2014	626,763
	325,000	Term Loan, 7.24%, Maturing August 28, 2014	280,963
	350,000	Term Loan, 7.41%, Maturing August 28, 2014	308,438
	Idearc, Inc.
	4,455,000	Term Loan, 6.83%, Maturing November 17, 2014	4,250,221
	Laureate Education, Inc.
	118,869	Term Loan, 0.00%, Maturing August 17, 2014(4)	114,649
	800,359	Term Loan, 8.73%, Maturing August 17, 2014	771,946
	MediaNews Group, Inc.
	517,125	Term Loan, 7.08%, Maturing August 2, 2013	484,805
	Mediannuaire Holding
EUR	500,000	Term Loan, 9.18%, Maturing April 10, 2016	695,022
	Merrill Communications, LLC
	679,313	Term Loan, 7.09%, Maturing February 9, 2009	655,538
	Nebraska Book Co., Inc.
	463,363	Term Loan, 7.65%, Maturing March 4, 2011	450,041
	Nelson Education, Ltd.
	249,375	Term Loan, 7.33%, Maturing July 5, 2014	232,075
	Nielsen Finance, LLC
	3,678,448	Term Loan, 7.28%, Maturing August 9, 2013	3,495,549
	Philadelphia Newspapers, LLC
	379,568	Term Loan, 8.75%, Maturing June 29, 2013	341,136
	R.H. Donnelley Corp.
	250,033	Term Loan, 6.51%, Maturing June 30, 2010	242,579

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing (continued)
	Reader's Digest Association
	1,761,688	Term Loan, 7.19%, Maturing March 2, 2014	$1,607,540
	SGS International, Inc.
	392,000	Term Loan, 7.29%, Maturing December 30, 2011	386,120
	Source Media, Inc.
	546,842	Term Loan, 7.08%, Maturing November 8, 2011	519,500
	SP Newsprint Co.
	969,921	Term Loan, 8.60%, Maturing January 9, 2010	957,797
	TL Acquisitions, Inc.
	1,022,438	Term Loan, 7.60%, Maturing July 5, 2014	969,256
	Trader Media Corp.
GBP	1,337,188	Term Loan, 8.42%, Maturing March 23, 2015	2,499,880
	Tribune Co.
	980,000	Term Loan, 7.99%, Maturing May 17, 2009	948,325
	1,592,000	Term Loan, 7.91%, Maturing May 17, 2014	1,359,369
	Xsys US, Inc.
EUR	263,834	Term Loan, 7.00%, Maturing September 27, 2013	365,427
	605,124	Term Loan, 7.39%, Maturing September 27, 2013	569,270
	618,087	Term Loan, 7.39%, Maturing September 27, 2014	584,556
	Yell Group, PLC
	1,400,000	Term Loan, 6.85%, Maturing February 10, 2013	1,345,532
			$29,151,762
	Radio and Television — 6.3%
	Block Communications, Inc.
	441,000	Term Loan, 6.83%, Maturing December 22, 2011	$425,565
	CMP KC, LLC
	486,844	Term Loan, 9.25%, Maturing May 5, 2013	453,982
	CMP Susquehanna Corp.
	711,964	Term Loan, 7.03%, Maturing May 5, 2013	667,689
	Discovery Communications, Inc.
	1,293,500	Term Loan, 6.83%, Maturing April 30, 2014	1,255,827
	Emmis Operating Co.
	434,960	Term Loan, 6.84%, Maturing November 2, 2013	403,244
	Entravision Communications Corp.
	696,000	Term Loan, 6.73%, Maturing September 29, 2013	661,490
	Gray Television, Inc.
	693,000	Term Loan, 6.73%, Maturing January 19, 2015	646,655
	HIT Entertainment, Inc.
	784,010	Term Loan, 7.23%, Maturing March 20, 2012	766,369
	NEP II, Inc.
	322,561	Term Loan, 7.11%, Maturing February 16, 2014	307,643
	Nexstar Broadcasting, Inc.
	958,199	Term Loan, 6.58%, Maturing October 1, 2012	919,871
	907,286	Term Loan, 6.58%, Maturing October 1, 2012	870,995

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	NextMedia Operating, Inc.
	131,000	Term Loan, 6.97%, Maturing November 15, 2012	$123,140
	58,221	Term Loan, 7.24%, Maturing November 15, 2012	54,728
	PanAmSat Corp.
	1,311,750	Term Loan, 7.23%, Maturing January 3, 2014	1,289,731
	Paxson Communications Corp.
	1,350,000	Term Loan, 8.49%, Maturing January 15, 2012	1,284,188
	Raycom TV Broadcasting, LLC
	775,000	Term Loan, 6.38%, Maturing June 25, 2014	749,813
	SFX Entertainment
	613,360	Term Loan, 7.58%, Maturing June 21, 2013	594,959
	Sirius Satellite Radio, Inc.
	249,375	Term Loan, 7.13%, Maturing December 19, 2012	232,698
	Spanish Broadcasting System, Inc.
	979,849	Term Loan, 6.58%, Maturing June 10, 2012	912,076
	Tyrol Acquisition 2 SAS
EUR	425,000	Term Loan, 6.37%, Maturing January 19, 2015	578,758
EUR	425,000	Term Loan, 6.62%, Maturing January 19, 2016	581,441
	Univision Communications, Inc.
	400,000	Term Loan, 7.35%, Maturing March 29, 2009	392,000
	127,517	Term Loan, 0.00%, Maturing September 29, 2014(4)	116,518
	3,672,483	Term Loan, 7.21%, Maturing September 29, 2014	3,355,732
	Young Broadcasting, Inc.
	868,972	Term Loan, 7.67%, Maturing November 3, 2012	803,799
			$18,448,911
	Rail Industries — 0.6%
	Kansas City Southern Railway Co.
	1,007,125	Term Loan, 6.78%, Maturing March 30, 2008	$984,465
	RailAmerica, Inc.
	825,000	Term Loan, 7.12%, Maturing August 14, 2008	810,563
			$1,795,028
	Retailers (Except Food and Drug) — 3.1%
	American Achievement Corp.
	195,079	Term Loan, 7.57%, Maturing March 25, 2011	$186,301
	Amscan Holdings, Inc.
	297,750	Term Loan, 7.49%, Maturing May 25, 2013	276,908
	Claire's Stores, Inc.
	248,750	Term Loan, 7.59%, Maturing May 24, 2014	210,287
	Cumberland Farms, Inc.
	839,375	Term Loan, 6.84%, Maturing September 29, 2013	826,784
	Harbor Freight Tools USA, Inc.
	1,040,427	Term Loan, 7.22%, Maturing July 15, 2010	983,203

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Josten's Corp.
880,379	Term Loan, 6.72%, Maturing October 4, 2011	$866,073
Mapco Express, Inc.
288,539	Term Loan, 7.74%, Maturing April 28, 2011	282,769
Neiman Marcus Group, Inc.
431,962	Term Loan, 6.94%, Maturing April 5, 2013	416,430
Orbitz Worldwide, Inc.
628,425	Term Loan, 7.84%, Maturing July 25, 2014	595,433
Oriental Trading Co., Inc.
700,000	Term Loan, 10.85%, Maturing January 31, 2013	658,000
864,549	Term Loan, 7.22%, Maturing July 31, 2013	816,999
Rent-A-Center, Inc.
551,102	Term Loan, 7.10%, Maturing November 15, 2012	522,858
Rover Acquisition Corp.
1,138,500	Term Loan, 7.15%, Maturing October 26, 2013	1,094,146
Savers, Inc.
180,457	Term Loan, 7.58%, Maturing August 11, 2012	175,043
196,411	Term Loan, 7.58%, Maturing August 11, 2012	190,519
The Yankee Candle Company, Inc.
830,942	Term Loan, 6.86%, Maturing February 6, 2014	779,008
		$8,880,761
Steel — 0.2%
Algoma Acquisition Corp.
177,153	Term Loan, 7.33%, Maturing June 20, 2013	$168,738
Niagara Corp.
547,250	Term Loan, 9.85%, Maturing June 29, 2014	484,316
		$653,054
Surface Transport — 1.1%
Gainey Corp.
409,568	Term Loan, 11.25%, Maturing April 20, 2012	$296,528
Oshkosh Truck Corp.
1,012,188	Term Loan, 6.90%, Maturing December 6, 2013	973,426
Ozburn-Hessey Holding Co., LLC
293,528	Term Loan, 8.39%, Maturing August 9, 2012	267,844
SIRVA Worldwide, Inc.
771,102	Term Loan, 12.50%, Maturing December 1, 2010	498,324
Swift Transportation Co., Inc.
1,502,326	Term Loan, 7.94%, Maturing May 10, 2014	1,239,889
		$3,276,011

	Principal Amount*	Borrower/Tranche Description	Value
	Telecommunications — 5.1%
	Alaska Communications Systems Holdings, Inc.
	530,000	Term Loan, 6.58%, Maturing February 1, 2012	$508,248
	Alltell Communication
	597,000	Term Loan, 7.78%, Maturing May 16, 2015	575,773
	Asurion Corp.
	775,000	Term Loan, 7.88%, Maturing July 13, 2012	749,571
	500,000	Term Loan, 11.59%, Maturing January 13, 2013	487,188
	Centennial Cellular Operating Co., LLC
	1,833,333	Term Loan, 6.85%, Maturing February 9, 2011	1,791,319
	CommScope, Inc.
	625,000	Term Loan, 7.36%, Maturing November 19, 2014	618,359
	FairPoint Communications, Inc.
	1,130,000	Term Loan, 6.63%, Maturing February 8, 2012	1,117,570
	Intelsat Bermuda, Ltd.
	575,000	Term Loan, 7.73%, Maturing February 1, 2014	567,813
	Intelsat Subsidiary Holding Co.
	519,750	Term Loan, 6.98%, Maturing July 3, 2013	516,502
	Iowa Telecommunications Services
	334,000	Term Loan, 6.68%, Maturing November 23, 2011	324,711
	IPC Systems, Inc.
	497,500	Term Loan, 7.09%, Maturing May 31, 2014	432,203
	Macquarie UK Broadcast Ventures, Ltd.
GBP	425,000	Term Loan, 7.95%, Maturing December 26, 2014	785,727
	NTelos, Inc.
	1,104,572	Term Loan, 7.10%, Maturing August 24, 2011	1,091,869
	Palm, Inc.
	423,938	Term Loan, 8.35%, Maturing April 24, 2014	347,629
	Stratos Global Corp.
	563,500	Term Loan, 7.59%, Maturing February 13, 2012	548,356
	Telesat Canada, Inc.
	39,370	Term Loan, Maturing October 22, 2014(3)	38,730
	460,630	Term Loan, Maturing October 22, 2014(3)	453,145
	322,419	Term Loan, 7.95%, Maturing October 22, 2014	312,592
	27,557	Term Loan, 8.00%, Maturing October 22, 2014(4)	26,717
	Trilogy International Partners
	475,000	Term Loan, 8.33%, Maturing June 29, 2012	458,375
	Triton PCS, Inc.
	1,538,097	Term Loan, 8.10%, Maturing November 18, 2009	1,535,533
	Windstream Corp.
	1,655,477	Term Loan, 6.71%, Maturing July 17, 2013	1,628,059
			$14,915,989

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Utilities — 3.5%
AEI Finance Holding, LLC
145,028	Revolving Loan, 4.73%, Maturing March 30, 2012	$138,864
1,081,326	Term Loan, 7.83%, Maturing March 30, 2014	1,035,370
Astoria Generating Co.
625,000	Term Loan, 8.66%, Maturing August 23, 2013	605,664
BRSP, LLC
957,659	Term Loan, 7.91%, Maturing July 13, 2009	945,689
Calpine Corp.
446,625	DIP Loan, 7.08%, Maturing March 30, 2009	436,018
Covanta Energy Corp.
305,155	Term Loan, 4.60%, Maturing February 9, 2014	291,168
615,197	Term Loan, 6.57%, Maturing February 9, 2014	587,000
Elster Group GmbH (Ruhrgas)
69,968	Term Loan, 6.91%, Maturing June 12, 2013	68,814
LS Power Acquisition Co.
325,000	Term Loan, 8.58%, Maturing November 1, 2014	312,813
Mach General, LLC
23,585	Term Loan, 6.83%, Maturing February 22, 2013	22,377
225,713	Term Loan, 7.00%, Maturing February 22, 2014	214,145
Mirant North America, LLC
990,720	Term Loan, 6.60%, Maturing January 3, 2013	951,091
NRG Energy, Inc.
1,120,185	Term Loan, 6.48%, Maturing June 1, 2014	1,070,757
2,426,046	Term Loan, 6.58%, Maturing June 1, 2014	2,318,996
Pike Electric, Inc.
106,231	Term Loan, 6.75%, Maturing July 1, 2012	104,637
181,409	Term Loan, 6.50%, Maturing December 10, 2012	178,688
TXU Texas Competitive Electric Holdings Co., LLC
448,875	Term Loan, 8.40%, Maturing October 10, 2014	441,188
448,875	Term Loan, 8.40%, Maturing October 10, 2014	441,657
		$10,164,936
Total Senior Floating-Rate Interests (identified cost $474,138,146)		$453,930,884
Corporate Bonds & Notes — 11.3%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.1%
Alion Science and Technologies, Corp.
$75	10.25%, 2/1/15	$64,312
Bombardier Recreational Product
70	8.00%, 11/15/14(5)	73,500

	Principal Amount (000's omitted)	Security	Value
	Aerospace and Defense (continued)
	DRS Technologies, Inc., Sr. Sub. Notes
	$40	7.625%, 2/1/18	$40,700
			$178,512
	Air Transport — 0.0%
	Continental Airlines
	$82	7.033%, 6/15/11	$79,232
			$79,232
	Automotive — 0.2%
	Altra Industrial Motion, Inc.
	$120	9.00%, 12/1/11	$122,400
	60	9.00%, 12/1/11	61,200
	American Axle & Manufacturing, Inc.
	75	7.875%, 3/1/17	68,062
	Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13	50,050
	Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
	95	8.663%, 12/1/09	96,187
	Tenneco, Inc.
	35	8.125%, 11/15/15(5)	34,825
	United Components, Inc., Sr. Sub. Notes
	65	9.375%, 6/15/13	64,512
			$497,236
	Broadcast Radio and Television — 0.0%
	Warner Music Group, Sr. Sub. Notes
	$45	7.375%, 4/15/14	$34,875
			$34,875
	Brokers / Dealers / Investment Houses — 0.1%
	Nuveen Investments, Inc.
	$15	5.00%, 9/15/10	$13,762
	Nuveen Investments, Inc., Sr. Notes
	170	10.50%, 11/15/15(5)	170,212
			$183,974
	Building and Development — 0.7%
	Grohe Holding of GmbH, Variable Rate
EUR	1,000	7.566%, 1/15/14	$1,348,741
	Interface, Inc., Sr. Sub. Notes
	$20	9.50%, 2/1/14	21,000

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Building and Development (continued)
Interline Brands, Inc., Sr. Sub. Notes
$70	8.125%, 6/15/14	$69,650
Nortek, Inc., Sr. Sub. Notes
450	8.50%, 9/1/14	362,250
NTK Holdings, Inc., Sr. Disc. Notes
200	10.75%, 3/1/14	118,000
Panolam Industries International
220	10.75%, 10/1/13	192,500
Stanley-Martin Communities, LLC
40	9.75%, 8/15/15	24,200
		$2,136,341
Business Equipment and Services — 0.7%
Affinion Group, Inc.
$55	10.125%, 10/15/13	$55,894
Affinion Group, Inc., Sr. Sub. Notes
70	11.50%, 10/15/15	69,037
Ceridian Corp., Sr. Notes
185	11.25%, 11/15/15(5)	172,050
Education Management, LLC, Sr. Notes
150	8.75%, 6/1/14	151,312
Education Management, LLC, Sr. Sub Notes
340	10.25%, 6/1/16	351,900
KAR Holdings, Inc., Sr. Notes
10	8.75%, 5/1/14(5)	9,250
KAR Holdings, Inc., Sr. Notes, Variable Rate
70	8.911%, 5/1/14(5)	63,875
MediMedia USA, Inc., Sr. Sub Notes
90	11.375%, 11/15/14(5)	93,150
Muzak, LLC/Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	18,825
Neff Corp., Sr. Notes
20	10.00%, 6/1/15	11,000
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
170	9.875%, 8/15/11	175,525
Safety Products Holdings, Inc. Sr. Notes (PIK)
88	11.75%, 1/1/12(2)	92,020
SunGard Data Systems, Inc.
45	9.125%, 8/15/13	46,012
Travelport, LLC
260	9.875%, 9/1/14	265,200
36	11.875%, 9/1/16	38,565
West Corp.
370	9.50%, 10/15/14	364,450
		$1,978,065

Principal Amount (000's omitted)	Security	Value
Cable and Satellite Television — 0.3%
Cablevision Systems Corp., Series B
$40	8.00%, 4/15/12	$39,000
CCH I, LLC/CCH I Capital Co.
85	11.00%, 10/1/15	69,700
CCH II, LLC/CCH II Capital Co.
165	10.25%, 9/15/10	161,700
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13	379,200
Kabel Deutschland GmbH
135	10.625%, 7/1/14	142,425
Mediacom Broadband Group Corp., LLC, Sr. Notes
75	8.50%, 10/15/15	66,844
		$858,869
Chemicals and Plastics — 0.2%
Ineos Group Holdings PLC, Sr Sub Note
$210	8.50%, 2/15/16(5)	$187,950
Nova Chemicals Corp., Sr. Notes, Variable Rate
105	7.863%, 11/15/13	98,700
Reichhold Industries, Inc., Sr. Notes
240	9.00%, 8/15/14(5)	240,000
		$526,650
Clothing / Textiles — 0.3%
Levi Strauss & Co., Sr. Notes
$210	9.75%, 1/15/15	$210,525
40	8.875%, 4/1/16	38,900
Oxford Industries, Inc., Sr. Notes
390	8.875%, 6/1/11	390,000
Perry Ellis International, Inc., Sr. Sub. Notes
235	8.875%, 9/15/13	227,950
Phillips Van Heusen, Sr. Notes
15	7.25%, 2/15/11	15,169
100	8.125%, 5/1/13	103,000
		$985,544
Conglomerates — 0.1%
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$107	7.991%, 6/15/12	$106,732
RBS Global & Rexnord Corp.
95	9.50%, 8/1/14	94,525
90	11.75%, 8/1/16	88,425
		$289,682

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Containers and Glass Products — 0.2%
Intertape Polymer US, Inc., Sr. Sub. Notes
$175	8.50%, 8/1/14	$160,781
Pliant Corp. (PIK)
232	11.85%, 6/15/09	236,904
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
115	8.00%, 3/15/17	111,694
		$509,379
Cosmetics / Toiletries — 0.1%
Bausch & Lomb, Inc., Sr. Notes
$105	9.875%, 11/1/15(5)	$106,837
Revlon Consumer Products Corp., Sr. Sub. Notes
105	8.625%, 2/1/08	104,869
		$211,706
Ecological Services and Equipment — 0.1%
Waste Services, Inc., Sr. Sub. Notes
$245	9.50%, 4/15/14	$240,100
		$240,100
Electronics / Electrical — 0.3%
Advanced Micro Devices, Inc., Sr. Notes
$220	7.75%, 11/1/12	$191,950
Amkor Technologies, Inc., Sr. Notes
55	7.75%, 5/15/13	52,044
Avago Technologies Finance
50	11.875%, 12/1/15	53,687
Avago Technologies Finance, Variable Rate
95	10.125%, 12/1/13	99,869
NXP BV/NXP Funding, LLC
5	7.875%, 10/15/14	4,775
NXP BV/NXP Funding, LLC, Variable Rate
425	7.993%, 10/15/13	392,594
		$794,919
Financial Intermediaries — 0.6%
Alzette, Variable Rate
$500	11.86%, 12/15/20	$487,933
E*Trade Financial Corp.
95	7.875%, 12/1/15	72,912
Ford Motor Credit Co.
385	7.375%, 10/28/09	362,528
185	7.875%, 6/15/10	170,785

Principal Amount (000's omitted)	Security	Value
Financial Intermediaries (continued)
Ford Motor Credit Co., Sr. Notes
$25	5.80%, 1/12/09	$23,736
10	9.875%, 8/10/11	9,465
General Motors Acceptance Corp.
115	6.375%, 5/1/08	114,425
55	5.85%, 1/14/09	52,611
85	7.75%, 1/19/10	79,326
175	7.25%, 3/2/11	153,498
20	7.00%, 2/1/12	16,983
General Motors Acceptance Corp., Variable Rate
60	6.119%, 5/15/09	55,905
		$1,600,107
Food Products — 0.2%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$275	11.50%, 11/1/11	$258,500
Dole Foods Co.
115	7.25%, 6/15/10	105,225
Dole Foods Co., Sr. Notes
55	8.625%, 5/1/09	53,350
Pierre Foods, Inc., Sr. Sub. Notes
25	9.875%, 7/15/12	18,375
		$435,450
Food Service — 0.1%
Aramark Corp., Sr. Notes
$35	8.50%, 2/1/15	$35,612
El Pollo Loco, Inc.
195	11.75%, 11/15/13	185,250
NPC International, Inc.
215	9.50%, 5/1/14	193,500
		$414,362
Food / Drug Retailers — 0.4%
General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$190	10.009%, 3/15/14	$180,500
General Nutrition Center, Sr. Sub. Notes
190	10.75%, 3/15/15	177,650
Rite Aid Corp.
360	6.125%, 12/15/08(5)	351,900
40	8.625%, 3/1/15	32,450
55	9.375%, 12/15/15	45,925
60	7.50%, 3/1/17	53,175
215	9.50%, 6/15/17	178,987
		$1,020,587

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Forest Products — 0.2%
Georgia-Pacific Corp.
$15	9.50%, 12/1/11	$15,825
Jefferson Smurfit Corp.
40	7.50%, 6/1/13	38,500
NewPage Corp.
50	10.00%, 5/1/12(5)	50,500
245	10.00%, 5/1/12	247,450
110	12.00%, 5/1/13	114,125
NewPage Corp., Variable Rate
80	11.161%, 5/1/12	82,900
		$549,300
Healthcare — 0.7%
Accellent, Inc.
$110	10.50%, 12/1/13	$92,950
Advanced Medical Optics, Inc., Sr. Sub. Notes
40	7.50%, 5/1/17	37,000
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15	180,200
HCA, Inc.
425	8.75%, 9/1/10	430,844
80	7.875%, 2/1/11	78,400
65	9.125%, 11/15/14	67,762
155	9.25%, 11/15/16	163,137
MultiPlan Merger Corp., Sr. Sub. Notes
260	10.375%, 4/15/16(5)	260,000
National Mentor Holdings, Inc.
170	11.25%, 7/1/14	175,950
Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13	104,475
Service Corp. International, Sr. Notes
65	7.00%, 6/15/17	62,562
Universal Hospital Service, Inc. (PIK)
20	8.50%, 6/1/15	20,300
Universal Hospital Service, Inc., Notes, Variable Rate
20	8.288%, 6/1/15	20,100
US Oncology, Inc.
145	9.00%, 8/15/12	143,731
290	10.75%, 8/15/14	287,825
Varietal Distribution Merger, Inc., Sr. Notes (PIK)
20	10.25%, 7/15/15(5)	19,150
		$2,144,386

Principal Amount (000's omitted)	Security	Value
Industrial Equipment — 0.1%
Chart Industries, Inc., Sr. Sub. Notes
$105	9.125%, 10/15/15	$108,150
ESCO Corp., Sr. Notes
80	8.625%, 12/15/13(5)	80,400
ESCO Corp., Sr. Notes, Variable Rate
80	8.866%, 12/15/13(5)	78,800
		$267,350
Insurance — 0.0%
Alliant Holdings I, Inc.
$55	11.00%, 5/1/15(5)	$52,525
		$52,525
Leisure Goods / Activities / Movies — 0.4%
AMC Entertainment, Inc.
$70	11.00%, 2/1/16	$74,025
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13(5)	98,831
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	9.894%, 4/1/12(5)	186,712
Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
435	9.505%, 8/15/14	350,175
Universal City Development Partners, Ltd., Sr. Notes
160	11.75%, 4/1/10	166,000
Universal City Florida Holdings, Sr. Notes, Variable Rate
360	9.661%, 5/1/10	361,800
		$1,237,543
Lodging and Casinos — 1.1%
Buffalo Thunder Development Authority
$205	9.375%, 12/15/14(5)	$183,475
CCM Merger, Inc.
130	8.00%, 8/1/13(5)	123,175
Chukchansi EDA, Sr. Notes, Variable Rate
150	8.238%, 11/15/12(5)	147,000
Eldorado Casino Shreveport (PIK)
59	10.00%, 8/1/12	58,728
Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15(5)	222,487
Galaxy Entertainment Finance, Variable Rate
100	9.829%, 12/15/10(5)	102,750
Greektown Holdings, LLC, Sr. Notes
60	10.75%, 12/1/13(5)	58,650

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
$85	11.00%, 11/1/12(5)	$82,450
Inn of the Mountain Gods, Sr. Notes
345	12.00%, 11/15/10	360,525
Majestic Star Casino, LLC
180	9.50%, 10/15/10	171,000
Majestic Star Casino, LLC, (0.00% until 2008)
75	12.50%, 10/15/11(5)	51,750
MGM Mirage, Inc.
85	7.50%, 6/1/16	84,575
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
30	8.00%, 4/1/12	30,600
OED Corp./Diamond Jo
203	8.75%, 4/15/12	204,015
Pinnacle Entertainment Inc., Sr. Sub. Notes
75	7.50%, 6/15/15(5)	68,437
Pokagon Gaming Authority, Sr. Notes
60	10.375%, 6/15/14(5)	64,800
San Pasqual Casino
55	8.00%, 9/15/13(5)	54,450
Seminole Hard Rock Entertainment, Variable Rate
95	7.491%, 3/15/14(5)	91,200
Station Casinos, Inc.
30	7.75%, 8/15/16	27,225
Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	44,750
Trump Entertainment Resorts, Inc.
605	8.50%, 6/1/15	463,581
Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(5)	169,537
Turning Stone Resort Casinos, Sr. Notes
40	9.125%, 9/15/14(5)	41,000
Waterford Gaming, LLC, Sr. Notes
186	8.625%, 9/15/14(5)	186,930
		$3,093,090
Nonferrous Metals / Minerals — 0.3%
Aleris International, Inc., Sr. Notes
$35	9.00%, 12/15/14	$29,400
Aleris International, Inc., Sr. Sub. Notes
350	10.00%, 12/15/16	285,250
Alpha Natural Resources, Sr. Notes
75	10.00%, 6/1/12	79,688

Principal Amount (000's omitted)	Security	Value
Nonferrous Metals / Minerals (continued)
FMG Finance PTY, Ltd.
$270	10.625%, 9/1/16(5)	$310,500
FMG Finance PTY, Ltd., Variable Rate
110	9.124%, 9/1/11(5)	113,300
		$818,138
Oil and Gas — 1.0%
Allis-Chalmers Energy, Inc.
$45	8.50%, 3/1/17	$43,200
Allis-Chalmers Energy, Inc., Sr. Notes
235	9.00%, 1/15/14	232,650
Cimarex Energy Co., Sr. Notes
65	7.125%, 5/1/17	64,188
Clayton Williams Energy, Inc., Sr. Notes
85	7.75%, 8/1/13	74,800
Compton Pet Finance Corp.
195	7.625%, 12/1/13	182,325
Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	30,450
El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	143,023
Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	81,388
Ocean Rig Norway AS, Sr. Notes
120	8.375%, 7/1/13(5)	128,100
OPTI Canada, Inc.
50	7.875%, 12/15/14(5)	49,125
100	8.25%, 12/15/14(5)	99,500
Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	90,738
Petrohawk Energy Corp.
435	9.125%, 7/15/13	460,013
Petroplus Finance, Ltd.
75	7.00%, 5/1/17(5)	69,000
Plains Exploration & Production Co.
135	7.00%, 3/15/17	129,769
Quicksilver Resources, Inc.
115	7.125%, 4/1/16	113,563
SemGroup L.P., Sr. Notes
290	8.75%, 11/15/15(5)	276,950
Sesi, LLC
30	6.875%, 6/1/14	29,100
Stewart & Stevenson, LLC, Sr. Notes
215	10.00%, 7/15/14	217,150

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
United Refining Co., Sr. Notes
$470	10.50%, 8/15/12	$477,050
VeraSun Energy Corp.
55	9.875%, 12/15/12	55,688
		$3,047,770
Publishing — 0.3%
Dex Media West/Finance, Series B
$112	9.875%, 8/15/13	$116,760
Harland Clarke Holdings
85	9.50%, 5/15/15	73,950
Idearc, Inc., Sr. Notes
170	8.00%, 11/15/16	156,825
MediaNews Group, Inc., Sr. Sub. Notes
50	6.875%, 10/1/13	31,500
Nielsen Finance, LLC
85	10.00%, 8/1/14	87,338
R.H. Donnelley Corp.
275	8.875%, 10/15/17(5)	255,750
Reader's Digest Association, Inc., (The), Sr. Sub. Notes
320	9.00%, 2/15/17(5)	269,600
		$991,723
Radio and Television — 0.1%
CanWest Media, Inc.
$207	8.00%, 9/15/12	$196,685
LBI Media, Inc., Sr. Disc. Notes, (0.00% until 2008)
80	11.00%, 10/15/13	72,700
Rainbow National Services, LLC, Sr. Sub. Debs.
80	10.375%, 9/1/14(5)	87,100
		$356,485
Rail Industries — 0.1%
American Railcar Industry
$100	7.50%, 3/1/14	$95,000
Kansas City Southern Mexico, Sr. Notes
135	7.625%, 12/1/13	133,819
30	7.375%, 6/1/14(5)	29,250
		$258,069
Retailers (Except Food and Drug) — 0.9%
Amscan Holdings, Inc., Sr. Sub. Notes
$220	8.75%, 5/1/14	$201,300

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) (continued)
Bon-Ton Department Stores, Inc.
$65	10.25%, 3/15/14	$49,400
GameStop Corp.
660	8.00%, 10/1/12	690,525
Michaels Stores, Inc., Sr. Notes
130	10.00%, 11/1/14	124,150
Michaels Stores, Inc., Sr. Sub. Notes
165	11.375%, 11/1/16	152,213
Neiman Marcus Group, Inc.
160	9.00%, 10/15/15	165,800
615	10.375%, 10/15/15	643,444
Sally Holdings, LLC, Sr. Notes
45	9.25%, 11/15/14	44,775
110	10.50%, 11/15/16	108,900
Toys "R" Us
185	7.375%, 10/15/18	134,588
Yankee Acquisition Corp., Series B
135	8.50%, 2/15/15	125,044
185	9.75%, 2/15/17	170,200
		$2,610,339
Steel — 0.1%
RathGibson, Inc.
$240	11.25%, 2/15/14	$241,200
Ryerson, Inc., Sr. Notes
15	12.00%, 11/1/15(5)	14,888
Ryerson, Inc., Sr. Notes, Variable Rate
10	12.574%, 11/1/14(5)	9,650
Steel Dynamics, Inc., Sr. Notes
110	7.375%, 11/1/12(5)	111,100
		$376,838
Surface Transport — 0.0%
CEVA Group, PLC, Sr. Notes
$100	10.00%, 9/1/14(5)	$103,250
		$103,250
Telecommunications — 0.8%
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
$130	10.125%, 6/15/13	$137,150
Digicel Group, Ltd., Sr. Notes
240	9.25%, 9/1/12(5)	245,712
175	8.875%, 1/15/15(5)	160,563
192	9.125%, 1/15/15(5)	175,680

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Intelsat Bermuda, Ltd.
$175	9.25%, 6/15/16	$176,750
Level 3 Financing, Inc., Sr. Notes
120	9.25%, 11/1/14	109,200
165	8.75%, 2/15/17	142,313
Qwest Communications International, Inc.
450	7.50%, 2/15/14	451,125
Qwest Corp., Sr. Notes
145	7.625%, 6/15/15	148,263
Qwest Corp., Sr. Notes, Variable Rate
475	8.241%, 6/15/13	486,875
Windstream Corp., Sr. Notes
105	8.125%, 8/1/13	109,200
30	8.625%, 8/1/16	31,650
Windstream Regatta Holdings, Inc., Sr. Sub. Notes
50	11.00%, 12/1/17(5)	49,750
		$2,424,231
Utilities — 0.5%
AES Corp., Sr. Notes
$10	8.75%, 5/15/13(5)	$10,488
30	8.00%, 10/15/17(5)	30,825
Dynegy Holdings, Inc.
50	8.375%, 5/1/16	49,125
15	7.75%, 6/1/19	13,913
Edison Mission Energy
55	7.50%, 6/15/13	56,650
Energy Future Holdings, Sr. Notes
200	10.875%, 11/1/17(5)	202,000
NGC Corp.
205	7.625%, 10/15/26	175,275
NRG Energy, Inc.
70	7.25%, 2/1/14	68,425
190	7.375%, 1/15/17	185,725
NRG Energy, Inc., Sr. Notes
65	7.375%, 2/1/16	63,538
Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	416,100
Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	9,950
Texas Competitive Electric Holdings Co., LLC, Sr. Notes
130	10.25%, 11/1/15(5)	129,350
105	10.25%, 11/1/15(5)	104,475
		$1,515,839
Total Corporate Bonds & Notes (identified cost $33,812,168)		$32,822,466

Asset Backed Securities — 1.5%
Principal Amount (000's omitted)	Security	Value
$380	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate, 6.98%, 2/24/19(5)	$329,487
500	Babson Ltd. Series 2005-1A, Class C1, Variable Rate, 7.193%, 4/15/19(5)	437,016
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate, 7.293%, 1/15/19(5)	443,005
500	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate, 7.329%, 8/11/16(5)	463,099
500	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate, 10.646%, 3/8/17	447,791
500	Centurion CDO 9 Ltd., Series 2005-9A, Class Note, 9.35%, 7/17/19	420,484
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, Variable Rate, 10.11%, 3/25/20(5)	835,931
1,000	Schiller Park CLO Ltd., 2007-1A D, Variable Rate, 7.107%, 4/25/21(5)	861,148
		$4,237,961
Total Asset Backed Securities (identified cost $4,846,710)		$4,237,961
Common Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
10,443	Hayes Lemmerz International(6)	$47,724
		$47,724
Gaming — 0.0%
289	Shreveport Gaming Holdings, Inc.(2)	$7,225
17,663	Trump Entertainment Resorts, Inc.(6)	75,951
		$83,176
Total Common Stocks (identified cost $322,807)		$130,900
Convertible Bonds — 0.1%
Principal Amount	Security	Value
$170,000	L-3 Communications Corp.(5)	$206,337
Total Convertible Bonds (identified cost $171,794)		$206,337

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Convertible Preferred Stocks — 0.1%
Shares	Security	Value
542	Chesapeake Energy Corp.	$59,620
1,783	Crown Castle International Corp., 6.25% (PIK)	108,540
Total Convertible Preferred Stocks (identified cost $135,084)		$168,160
Preferred Stocks — 0.0%
Shares	Security	Value
35	Hayes Lemmerz International, Series A(2)(6)(7)	$941
15	Key Plastics, LLC, Series A(2)(6)(7)	0
Total Preferred Stocks (identified cost $16,750)		$941
Miscellaneous — 0.0%
Shares	Security	Value
261,268	Adelphia Recovery Trust(6)	$18,452
270,000	Adelphia, Inc., Escrow Certificate(6)	27,675
Total Miscellaneous (identified cost $252,930)		$46,127
Warrants — 0.0%
Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08(5)(6)	$125,580
Total Warrants (identified cost $14,075)		$125,580
Closed-End Investment Companies — 2.4%
Shares	Security	Value
9,908	BlackRock Floating Rate Income Strategies Fund II	$156,943
17,436	BlackRock Floating Rate Income Strategies Fund, Inc.	278,627
8,345	BlackRock Global Floating Rate Income Trust Fund	131,684
1,174	First Trust/Four Corners Senior Floating Rate Income Fund	17,540
200,596	First Trust/Four Corners Senior Floating Rate Income Fund II	3,008,940
296,293	ING Prime Rate Trust	1,848,868
5,140	LMP Corporate Loan Fund, Inc.	60,138
23,301	Nuveen Floating Rate Income Fund	268,195
3,401	Nuveen Floating Rate Income Opportunity Fund	39,180
11,375	Nuveen Senior Income Fund	80,307
55	PIMCO Floating Rate Income Fund	861
647	PIMCO Floating Rate Strategy Fund	9,912

Shares	Security	Value
117	Pioneer Floating Rate Trust	$1,852
136,255	Van Kampen Senior Income Trust	948,335
Total Closed-End Investment Companies (identified cost $7,439,831)		$6,851,382
Short-Term Investments — 4.8%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.58%(8)	14,130	$14,130,334
Total Short-Term Investments (identified cost $14,130,334)		$14,130,334
Total Investments — 176.0% (identified cost $535,280,629)		$512,651,072
Less Unfunded Loan Commitments — (1.1)%		$(3,009,551)
Net Investments — 174.9% (identified cost $532,271,078)		$509,641,521
Other Assets, Less Liabilities — (37.1)%		$(108,199,238)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.8)%		$(110,085,549)
Net Assets Applicable to Common Shares — 100.0%		$291,356,734

DIP - Debtor in possession

PIK - Payment In-Kind

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound

*  In U.S. dollars unless otherwise indicated

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  This Senior Loan will settle after December 31, 2007, at which time the interest rate will be determined.

(4)  Unfunded or partially unfunded loan commitments. See note 1G for description.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $10,716,067 or 3.7% of the Trust's net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield at December 31, 2007.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of December 31, 2007

Assets
Unaffiliated investments, at value (identified cost, $518,140,744)	$495,511,187
Affiliated investment, at value (identified cost, $14,130,334)	14,130,334
Cash	5,573,506
Foreign currency, at value (identified cost, $3,425,375)	3,423,819
Receivable for investments sold	1,847,898
Dividends and interest receivable	6,840,444
Interest receivable from affiliated investment	45,418
Receivable for open swap contracts	41,222
Receivable for open forward foreign currency contracts	44,152
Prepaid expenses and other assets	222,051
Total assets	$527,680,031
Liabilities
Demand note payable	$120,000,000
Payable for investments purchased	3,104,762
Dividends payable	1,896,257
Payable to affiliate for investment adviser fee	372,311
Payable to affiliate for Trustees' fees	35
Payable to affiliate for administration fee	109,627
Accrued expenses: Interest	580,152
Operating expenses	174,604
Total liabilities	$126,237,748
Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,085,549
Net assets applicable to common shares	$291,356,734
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 36,466,497 shares issued and outstanding	$364,665
Additional paid-in capital	361,010,138
Accumulated net realized loss (computed on the basis of identified cost)	(48,049,314)
Accumulated undistributed net investment income	665,669
Net unrealized depreciation (computed on the basis of identified cost)	(22,634,424)
Net assets applicable to common shares	$291,356,734
Net Asset Value Per Common Share
($291,356,734 ÷ 36,466,497 common shares issued and outstanding)	$7.99

Statement of Operations

For the Six Months Ended
December 31, 2007

Investment Income
Interest	$21,098,754
Dividends	305,590
Interest income allocated from affiliated investment	210,168
Expenses allocated from affliated investment	(20,351)
Total investment income	$21,594,161
Expenses
Investment adviser fee	$2,156,375
Administration fee	640,260
Trustees' fees and expenses	10,247
Legal and accounting services	186,894
Preferred shares remarketing agent fee	150,980
Custodian fee	100,788
Printing and postage	55,577
Transfer and dividend disbursing agent fees	37,330
Interest expense	3,366,750
Miscellaneous	28,462
Total expenses	$6,733,663
Deduct — Reduction of custodian fee	$3,194
Total expense reductions	$3,194
Net expenses	$6,730,469
Net investment income	$14,863,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$653,709
Swap contracts	16,867
Foreign currency and forward foreign currency exchange contract transactions	(2,506,307)
Net realized loss	$(1,835,731)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(26,442,122)
Swap contracts	(4,384)
Foreign currency and forward foreign currency exchange contracts	135,699
Net change in unrealized appreciation (depreciation)	$(26,310,807)
Net realized and unrealized loss	$(28,146,538)
Distributions to preferred shareholders
From net investment income	(2,992,943)
Net decrease in net assets from operations	$(16,275,789)

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2007 (Unaudited)	Year Ended June 30, 2007
From operations — Net investment income	$14,863,692	$29,211,586
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(1,835,731)	1,524,457
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(26,310,807)	539,638
Distributions to preferred shareholders — From net investment income	(2,992,943)	(5,610,210)
Net increase (decrease) in net assets from operations	$(16,275,789)	$25,665,471
Distributions to common shareholders — From net investment income	$(13,310,272)	$(23,593,824)
Total distributions to common shareholders	$(13,310,272)	$(23,593,824)
Net increase (decrease) in net assets	$(29,586,061)	$2,071,647
Net Assets Applicable to Common Shares
At beginning of period	$320,942,795	$318,871,148
At end of period	$291,356,734	$320,942,795
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$665,669	$2,105,192

Statement of Cash Flows

Cash Flows From Operating Activities	Six Months Ended December 31, 2007 (Unaudited)
Net decrease in net assets from operations	$(16,275,789)
Distributions to preferred shareholders	2,992,943
Net decrease in net assets from operations excluding distributions to preferred shareholders from net investment income	$(13,282,846)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investments	(77,723,039)
Proceeds from sales of investments and principal repayments	96,642,010
Increase in short-term investments	(12,295,615)
Net amortization of premium (discount)	53,689
Increase in interest receivable from affiliated investment	(45,418)
Increase in dividends and interest receivable	(2,806,183)
Decrease in payable for investments purchased	(16,922,314)
Decrease in receivable for investments sold	1,291,089
Decrease in receivable for open swap contracts	4,384
Increase in receivable for open forward foreign currency contracts	(44,152)
Increase in prepaid expenses and other assets	(18,039)
Decrease in unfunded loan commitments	(536,215)
Decrease in payable for open forward foreign currency contracts	(164,918)
Decrease in payable to affiliate for investment adviser fee	(35,273)
Increase in payable to affiliate for Trustees' fees	35
Decrease in payable to affiliate for administration fee	(11,810)
Increase in accrued interest expense	38,336
Increase in accrued operating expenses	31,526
Net change in unrealized (appreciation) depreciation on investments	26,442,122
Net realized (gain) loss on investments	(653,709)
Net cash used in operating activities	$(36,340)
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(11,414,015)
Distributions to preferred shareholders from net investment income	(2,954,247)
Increase in demand note payable	10,000,000
Net cash used in financing activities	$(4,368,262)
Net decrease in cash	$(4,404,602)
Cash at beginning of period	$13,401,927
Cash at end of period(1)	$8,997,325

(1)  Balance includes foreign currency, at value.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2007		Year Ended June 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period (Common shares)	$8.800		$8.740	$8.760	$8.780	$8.500	$8.420
Income (loss) from operations
Net investment income	$0.408		$0.801	$0.697	$0.533	$0.468	$0.569
Net realized and unrealized gain (loss)	(0.823)		0.060	(0.026)	(0.029)	0.293	0.079
Distributions to preferred shareholders from net investment income	(0.082)		(0.154)	(0.122)	(0.068)	(0.035)	(0.045)
Total income (loss) from operations	$(0.497)		$0.707	$0.549	$0.436	$0.726	$0.603
Less distributions to common shareholders
From net investment income	$(0.313)		$(0.647)	$(0.569)	$(0.456)	$(0.446)	$(0.523)
Total distributions to common shareholders	$(0.313)		$(0.647)	$(0.569)	$(0.456)	$(0.446)	$(0.523)
Net asset value — End of period (Common shares)	$7.990		$8.800	$8.740	$8.760	$8.780	$8.500
Market value — End of period (Common shares)	$7.120		$8.570	$8.130	$8.040	$9.460	$8.920
Total Investment Return on Net Asset Value(2)	(5.40	)%(7)	8.70%	7.02%	5.16%	8.65%	8.04%
Total Investment Return on Market Value(2)	(13.44	)%(7)	13.81%	8.46%	(10.42)%	11.59%	23.03%

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2007		Year Ended June 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$291,357		$320,943	$318,871	$319,404	$318,792	$306,438
Ratios (As a percentage of average net assets applicable to common shares):(3)
Expenses before custodian fee reduction	2.22	%(6)	2.21%	2.16%	2.20%	2.17%	2.22%
Expenses after custodian fee reduction	2.22	%(6)	2.20%	2.16%	2.20%	2.17%	2.22%
Interest expenses	2.21	%(6)	2.16%	1.76%	1.02%	0.54%	0.72%
Total expenses	4.43	%(6)	4.36%	3.92%	3.22%	2.71%	2.94%
Net investment income	9.76	%(6)	9.11%	7.94%	6.06%	5.41%	6.92%
Portfolio Turnover	15%		64%	55%	72%	82%	56%

The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(3)
Expenses before custodian fee reduction	1.63	%(6)	1.64%	1.61%	1.64%	1.61%	1.62%
Expenses after custodian fee reduction	1.63	%(6)	1.64%	1.61%	1.64%	1.61%	1.62%
Interest expenses	1.62	%(6)	1.61%	1.31%	0.76%	0.40%	0.52%
Total expenses	3.25	%(6)	3.25%	2.92%	2.40%	2.01%	2.14%
Net investment income	7.16	%(6)	6.79%	5.91%	4.51%	4.00%	5.05%
Senior Securities:
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(4)	$91,237		$97,952	$97,478	$97,601	$97,456	$94,649
Involuntary liquidation preference per preferred share(5)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(5)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share and distributions to preferred shareholders were computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(5)  Plus accumulated and unpaid dividends.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Trust's investments are primarily in interests in senior floating-rate loans (Senior Loans). Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds or trusts managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior loans are valued in the same manner as Senior Loans.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. The value of interest rate swaps is generally based upon dealer quotations. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Eaton Vance Senior Income Trust as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2007, the Trust, for federal income tax purposes, had a capital loss carryforward of $46,210,611, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2010 ($25,817,521), June 30, 2011 ($13,711,847) and June 30, 2012 ($6,681,243).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of December 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into

Eaton Vance Senior Income Trust as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Trust enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Trust may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Trust also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payment or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Trust segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows is the amount included in the Trust's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to December 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS are unable to be remarketed on a remarketing date, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time when the APS are successfully remarketed. The maximum applicable rate on the APS is 125% of the "AA" Financial Composite Commercial Paper Rate on the date of the auction. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of December 31, 2007 is as follows:

Series	APS Issued and Outstanding
A	2,200
B	2,200

Eaton Vance Senior Income Trust as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee equivalent to 0.25% of the liquidation value for the remarketing efforts associated with the APS auctions.

3  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2007, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the six months then ended were as follows:

Series	APS Dividend Rates at December 31, 2007	Dividends Paid to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges
Series A	4.95%	$1,486,467	5.36%	4.50% – 6.50%
Series B	5.45%	$1,506,476	5.43%	4.50% – 6.50%

During the six months ended December 31, 2007, APS of the Trust have been successfully remarketed at each remarketing date. On February 14, 2008, Series B of the Trust was not successfully remarketed. As a result, the dividend rate of these APS was reset to the maximum applicable rate of 3.773% for that date.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.85% of the Trust's average weekly gross assets and is payable monthly. The portion of the advisory fee payable by Cash Management on the Trust's investment of cash therein is credited against the Trust's advisory fee. For the six months ended December 31, 2007, the Trust's advisory fee totaled $2,175,512 of which $19,137 was allocated from Cash Management and $2,156,375 was paid or accrued directly by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust's average weekly gross assets. For the six months ended December 31, 2007, the administration fee amounted to $640,260.

Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $77,723,039 and $96,642,010, respectively, for the six months ended December 31, 2007.

Eaton Vance Senior Income Trust as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Common Shares of Beneficial Interest

There was no common share issued pursuant to the Trust's dividend reinvestment plan for the six months ended December 31, 2007 and the year ended June 30, 2007.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$531,843,051
Gross unrealized appreciation	$1,879,089
Gross unrealized depreciation	(24,080,619)
Net unrealized depreciation	$(22,201,530)

8  Short-Term Debt and Credit Agreements

The Trust has entered into a Revolving Credit and Security Agreement (the "Agreement") with conduit lenders and a bank that allows it to borrow up to an initial limit of $120 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits' commercial paper issuance rate or above LIBOR and is payable monthly. Under the terms of the Agreement, the Trust also pays a program fee of 0.24% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.13% per annum on the amount of the facility. Prior to October 23, 2007, the program and liquidity fees were 0.21% and 0.10%, respectively. Program and commitment fees for the six months ended December 31, 2007 totaled $237,842 and are included in interest expense in the Statement of Operations. For the six months ended December 31, 2007, the average borrowings under the Agreement and the average interest rate were $119,021,739 and 5.14%, respectively.

9  Risk Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts, interest rate swaps, and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
1/31/08	British Pound 5,714,934	United States Dollar 11,393,578	$26,281
1/31/08	Euro 19,347,601	United States Dollar 28,319,083	17,871
			$44,152

Eaton Vance Senior Income Trust as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Lehman
Brothers, Inc	Inergy, L.P.	Sell	$1,500	2.2%	3/20/2010	$41,222
						$41,222

At December 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

11  Restricted Securities

At December 31, 2007, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Value
Preferred Stocks
Hayes Lemmerz International, Series A	6/4/03	35	$1,750	$941
Key Plastics, LLC, Series A	4/26/01	15	15,000	0
Total			$16,750	$941

12  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of December 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance Senior Income Trust as of December 31, 2007

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 12, 2007. The following action was taken by the shareholders:

Item 1: The election of William H. Park, Heidi L. Steiger and Lynn A. Stout as Class III Trustees of the Trust for a three-year term expiring in 2010, Thomas E. Faust Jr. as a Class I Trustee of the Trust for a term expiring in 2008 and Allen R. Freedman as a Class II Trustee of the Trust for a term expiring in 2009.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
William H. Park	32,940,350	386,276
Heidi L. Steiger	32,943,096	383,530
Lynn A. Stout	32,934,904	391,722
Thomas E. Faust Jr.	32,933,878	392,748
Allen R. Freedman	32,921,262	405,364

Eaton Vance Senior Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-866-439-6787.

Eaton Vance Senior Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

Eaton Vance Senior Income Trust
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
866-439-6787

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2007, our records indicate that there were 206 registered shareholders and approximately 15,210 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange Symbol is EVF.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Senior Income Trust (the "Fund") and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. The Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Fund, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

The Board considered the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund's life. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Income Trust

INVESTMENT MANAGEMENT

Eaton Vance Senior Income Trust

Officers
Scott H. Page
President and
Co-Portfolio Manager
John P. Redding
Vice President and
Co-Portfolio Manager
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer
John E. Pelletier
Chief Legal Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of Eaton Vance Senior Income Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
1-866-439-6787
Overnight Mail:
PFPC Inc.

Attn: Eaton Vance Funds
250 Royall Street
Canton, MA 02021

Eaton Vance Senior Income Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

171-2/08  SITSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Scott H. Page, John Redding and other Eaton Vance Management (“EVM”) investment professionals comprise the investment team responsible for the overall management of the Fund’s investments as well as allocations of the Fund’s assets between common and preferred stocks.  Messrs. Page and Redding are the portfolio managers responsible for the day-to-day management of specific segments of the Fund’s investment portfolio.

Mr. Page has been an Eaton Vance portfolio manager since 1996 and is a Vice President of EVM and Boston Management and Research, an Eaton Vance subsidiary (“BMR”). He is head of Eaton Vance’s Senior Loan Group.  Mr. Redding has been with Eaton Vance since 1998 and is a Vice President of EVM and BMR.  This information is provided as of the date of filing of this report.

The following tables show, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Scott H. Page
Registered Investment Companies	14	$18,584.5	0	$0
Other Pooled Investment Vehicles	8	$6,054.9	7	$3,154.8
Other Accounts	2	$1,008.2	0	$0

John P. Redding
Registered Investment Companies	1	$521.4	0	$0
Other Pooled Investment Vehicles	5	$2,501.2	5	$2,501.2
Other Accounts	0	$0	0	$0

*In millions of dollars.  For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Scott H. Page	$50,001 - $100,000
John P. Redding	$50,001 - $100,000

Potential for Conflicts of Interest.  The portfolio managers manage multiple investment portfolios.  Conflicts of interest may arise between a portfolio manager’s management of the Fund and his or her management of these other investment portfolios. Potential areas of conflict may include allocation of a portfolio manager’s time, investment opportunities and trades among investment portfolios, including the Fund, personal securities transactions and use of Fund portfolio holdings information.   In addition, some investment portfolios may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time and investment opportunities.  Eaton Vance Management has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  There is no guarantee that such policies and procedures will be effective or that all potential conflicts will be anticipated.

Portfolio Manager Compensation Structure

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all EVM’s employees. Compensation of

EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/Scott H. Page
Scott H. Page
President

Date:	February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 15, 2008

By:	/s/Scott H. Page
Scott H. Page
President

Date:	February 15, 2008